                                                               File Nos. 2-30164
                                                                        811-1680
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                      ------------------------------------

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]
      Pre-Effective Amendment No.                                       [ ]
                                 ----
      Post-Effective Amendment No. 43                                   [X]
                                  ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
      Amendment No.  43                                                 [X]
                    ----


      FIRST VARIABLE ANNUITY FUND A
      -----------------------------
      (Exact Name of Registrant)

      FIRST VARIABLE LIFE INSURANCE COMPANY
      -------------------------------------
      (Name of Depositor)


      2122 York Road
      Oak Brook, IL                                                   60523
      ----------------------------------------------------            ----------
      (Address of Depositor's Principal Executive Offices)            (Zip Code)

Depositor's telephone number including area code:                  (630)586-5000

      Name and Address of Agent for Service
      -------------------------------------
            Arnold R. Bergman
            Vice President, General Counsel and Secretary
            First Variable Life Insurance Company
            2122 York Road
            Oak Brook, IL  60523

Copies to:
            Raymond A. O'Hara III, Esq.
            Blazzard, Grodd & Hasenauer, P.C.
            P.O. Box 5108
            Westport, CT 06881
            (203) 226-7866

It is proposed that this filing will become effective:

     |_|    immediately upon filing pursuant to paragraph (b) of Rule 485
     |X|    on May 1, 1998 pursuant to paragraph (b) of Rule 485
     |_|    60 days after filing pursuant to paragraph (a) (1) of Rule 485
     |_|    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

     |_| This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Title of Securities being registered: Interests Under Variable Annuity
Contracts.

                          FIRST VARIABLE ANNUITY FUND A
                              CROSS REFERENCE SHEET
                            (Pursuant to Rule 495(a))

Item No. in
Form N-4                                         Location
-----------                                      --------
PART A
------

Item 1.  Cover Page ............................ Cover Page

Item 2.  Definitions ........................... Definitions
Item 3.  Synopsis .............................. Highlights; Fee Tables and
                                                      Examples

Item 4.  Condensed Financial Information ....... Accumulation Unit Data
Item 5.  General Description of Registrant,
           Depositors and Portfolio Companies .. The Company; Fund A and the
                                                      Investment Options
Item 6.  Deductions ............................ Deductions and Expenses of the
                                                      Contracts; Fund A and the
                                                      Investment Options
Item 7.  General Description of Variable
           Annuity Contracts ................... The Contracts
Item 8.  Annuity Period ........................ Annuity Period
Item 9.  Death Benefit ......................... Death Benefit
Item 10. Purchases and Contract Value .......... Accumulation Period
Item 11. Redemptions ........................... Accumulation Period
Item 12. Taxes ................................. Federal Tax Considerations
Item 13. Legal Proceedings ..................... Legal Proceedings
Item 14. Table of Contents of Statement of
           Additional Information .............. Table of Contents of Statement
                                                      of Additional Information

PART B
------

Item 15. Cover Page ............................ Cover Page
Item 16. Table of Contents ..................... Table of Contents
Item 17. General Information and History ....... General Information and History
Item 18. Services .............................. Independent Auditors; Custody
                                                      of Assets;
Item 19. Purchase of Securities Being Offered .. The Contracts (Part A)
Item 20. Underwriters .......................... Underwriter
Item 21. Calculation of Performance Data ....... Not Applicable
Item 22. Annuity Payment ....................... Annuity Period (Part A)
Item 23. Financial Statements .................. Financial Statements

PART C
------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                     PART A

[LOGO] FIRST
       VARIABLE
       LIFE INSURANCE
            COMPANY

                          SUPPLEMENT DATED MAY 1, 1998
                                       TO

                          FIRST VARIABLE ANNUITY FUND A
                                   PROSPECTUS
                                DATED MAY 1, 1998


--------------------------------------------------------------------------------


This Supplement contains additional information on variable annuity contracts ("Contracts") previously issued by First Variable Life Insurance Company (the "Company") and funded in First Variable Annuity Fund A ("Fund A"). The Contracts described in this supplement have deductions and expenses that differ from those described in the prospectus for variable annuity contracts issued to the State of Arkansas Deferred Compensation Plan.

The Contracts described below were issued either to: (a) Qualified Plans; (b) Separately Administered Plans; or (c) Plans other than Qualified Plans, or Separately Administered Plans ("Other Plans"). "Separately Administered Plans" mean: Individual retirement plans created pursuant to the provisions of the Self-Employed Individual Retirement Act of 1962 (H.R. 10 Plans) or Section 401 of the Internal Revenue Code ("Code") which meet all of the following criteria:
(1) purchases of the Contracts involve little or no selling effort on the part of the distributor of the Contracts; (2) all legal, accounting, actuarial, administrative and reporting services required by such plans for purposes of compliance with the Employee Retirement Income Security Act of 1974 ("ERISA") are provided by persons other than Fund A or the Company; (3) persons providing such services are in no way compensated by sales commissions from Fund A, the Company or the distributor of the Contracts; and (4) the person responsible for the plan's compliance with ERISA provides the Company annually with a letter of assurance that all required plan services will be provided by persons other than Fund A, the Company or the distributor of the Contracts and that Fund A, the Company and the distributor of the Contracts have not provided any services to the plan.


                             FEE TABLE AND EXAMPLES


The purpose of the following tables is to assist Owners of the Contracts in understanding the various costs and expenses of the Contracts, based on expenses incurred during the fiscal year ended December 31, 1997. These charges and expenses differ from those described in the prospectus with respect to variable annuity policies issued to the State of Arkansas Deferred Compensation Plan. See the prospectus for information on expenses for the Investment Options. Premium taxes may be imposed by various jurisdictions and are not reflected in the tables. The Examples should not be considered representations of past or future expenses or returns, and actual expenses or returns may be greater or less than those shown. For more information, see "DEDUCTIONS AND EXPENSES OF THE POLICIES, FUND A AND THE INVESTMENT OPTIONS" and "ACCUMULATION PERIOD" in the prospectus, and also see the prospectuses for the Investment Options.


           QUALIFIED PLANS (OTHER THAN SEPARATELY ADMINISTERED PLANS)

OWNER TRANSACTION EXPENSES
            Maximum Sales Load Imposed on Purchases
              (as a percentage of Purchase Payments)                      5%
            Deferred Sales Load........................................  NONE
            Surrender Fee..............................................  NONE
            Exchange Fee...............................................  NONE

SEPARATE ACCOUNT (FUND A) ANNUAL EXPENSES
(as a percentage of average account value)
            Mortality and Expense Risk Fees............................  1.00%
                                                                         -----
            Total Fund A Annual Expenses...............................  1.00%

EXAMPLES - QUALIFIED PLANS (OTHER THAN SEPARATELY ADMINISTERED PLANS)

You would pay the following expenses on a $1,000 investment at the end of the applicable time period, assuming 5% annual return on assets:


INVESTMENT OPTION   1 YR.    3 YRS.   5 YRS.    10 YRS.
-----------------   -----    ------   ------    -------
Small Cap Growth     $73      $120     $171       $307
World Equity         $71      $116     $163       $293
Growth               $70      $112     $158       $281
Matrix Equity        $71      $115     $161       $288
Growth & Income      $72      $118     $166       $298
Multiple
Strategies           $71      $116     $163       $293
High Income Bond     $71      $116     $163       $293
U.S. Government
Bond                 $68      $106     $146       $258
Federated Prime
Money Fund II        $68      $104     $143       $252


                          SEPARATELY ADMINISTERED PLANS


OWNER TRANSACTION EXPENSES
       Contract Issue Fee
       Maximum Sales Load Imposed on Purchases                            $25
          (as a percentage of Purchase Payments)......................... NONE
       Deferred Sales Load............................................... NONE
       Surrender Fee..................................................... NONE *
       Exchange Fee...................................................... NONE
       Purchase Payment Processing Fee................................... NONE**


SEPARATE ACCOUNT (FUND A) ANNUAL EXPENSES
(as a percentage of average account value)
       Mortality and Expense Risk Fees................................... 1.00%
                                                                          -----
       Total Fund A Annual Expenses...................................... 1.00%

----------
* A Termination Charge of 2% of the Accumulation Value of a Contract will be imposed if the Owner of a Separately Administered Plan transfers the Accumulation Value of such Separately Administered Plan to a funding medium not issued or maintained by the Company or its affiliates.

** No processing fee is currently imposed, but the Company reserves the right to impose a $5 Processing fee on each Purchase Payment, after the initial Purchase Payment, that may be received in connection with Contracts for Separately Administered Plans.

EXAMPLES - SEPARATELY ADMINISTERED PLANS

An Owner would pay the following expenses on a $1,000 investment in a Contract, assuming a 5% annual return on assets and allocation of 100% of Purchase Payments to the Portfolio shown:
      a) upon a surrender at the end of each time period for which a Termination Charge is assessed;
      b) if the Contract is not surrendered, or upon a surrender for which no Termination Charge is assessed.


  INVESTMENT OPTION               1 YR.        3 YRS.      5 YRS.      10 YRS.
  -----------------               -----        ------      ------      -------
  Small Cap Growth       a)        $43          $94         $147        $294
                         b)        $24          $74         $127        $271
  World Equity           a)        $41          $89         $140        $279
                         b)        $23          $70         $119        $255
  Growth                 a)        $40          $85         $134        $267
                         b)        $21          $66         $114        $243
  Matrix Equity          a)        $41          $88         $137        $274
                         b)        $22          $68         $117        $250
  Growth  & Income       a)        $42          $91         $142        $284
                         b)        $23          $71         $122        $261

  Multiple Strategies    a)        $41          $89         $140        $279
                         b)        $23          $70         $119        $255
  High Income Bond       a)        $41          $89         $140        $279
                         b)        $23          $70         $119        $255
  U.S. Government Bond   a)        $38          $78         $122        $243
                         b)        $19          $59         $101        $218
  Federated Prime
  Money Fund II          a)        $37          $77         $119        $238
                         b)        $18          $57          $98        $213


                                   OTHER PLANS

OWNER TRANSACTION EXPENSES
       Maximum Sales Load Imposed on Purchases
         (as a percentage of Purchase Payments)                           7.00%
       Deferred Sales Load............................................... NONE
       Surrender Fee..................................................... NONE
       Exchange Fee...................................................... NONE

SEPARATE ACCOUNT (FUND A) ANNUAL EXPENSES
(as a percentage of average account value)
       Mortality and Expense Risk Fees................................... 1.00%
                                                                          -----
       Total Fund A Annual Expenses...................................... 1.00%

EXAMPLES - OTHER PLANS (PLANS OTHER THAN QUALIFIED PLANS AND SEPARATELY ADMINISTERED PLANS)

You would pay the following expenses on a $1,000 investment at the end of the applicable time period, assuming a 5% annual return on assets:


   INVESTMENT OPTION        1 YR.       3 YRS.         5 YRS.          10 YRS.
   -----------------        -----       ------         ------          -------
   Small Cap Growth          $92         $139           $188             $322
   World Equity              $91         $135           $181             $308
   Growth                    $90         $131           $175             $299
   Matrix Equity             $90         $133           $178             $303
   Growth & Income           $91         $136           $183             $312
   Multiple Strategies       $91         $135           $181             $308
   High Income Bond          $91         $135           $181             $308
   U.S. Government Bond      $88         $125           $164             $273
   Federated Prime
   Money Fund II             $87         $123           $161             $268


DEDUCTIONS AND EXPENSES OF THE CONTRACTS

All deductions and expenses related to the Contracts are described below. See the prospectus for information on additional charges and expenses of Fund A and the Investment Options.

SALES CHARGE. A Sales Charge is deducted from the Purchase Payments for a Contract as follows:

                                                 Percentage of   Percentage of
   Type of Contract Subject                         Purchase      Net Amount
   to Sales Charge                                  Payment        Invested
   ---------------                                  -------        --------

   Qualified Plans (other than Separately
   Administered Plans)...........................      5%           5.26%
   Separately Administered Plans.................      0%              0%
   Other Plans...................................      7%           7.53%

CONTRACT ISSUE FEE. A charge of $25 is deducted from the initial Purchase Payment for each Contract issued under a Separately Administered Plan. The charge is intended to cover a portion of the Company's costs in establishing records reflecting ownership of the Contract and in issuing the Contract.

CHARGE FOR PREMIUM TAXES. Various jurisdictions impose a premium tax (currently ranging, where imposed, from 0.5% to a maximum of 4.0%) on annuity premiums received by life insurance companies. The Company may charge a Contract for the amount of any premium tax levied at the time Purchase Payments are received, or, if not previously deducted, as follows: (i) at its Annuity Commencement Date;
(ii) in the event of the death of the Annuitant or the Owner prior to the Annuity Commencement Date; (iii) in the event of a partial or total withdrawal; or (iv) when payable by the Company.

PURCHASE PAYMENT PROCESSING FEE. Although no fee is currently imposed, the Company may, in the future, impose a charge of $5 on each Purchase Payment, after the initial Purchase Payment, received in connection with Contracts for Separately Administered Plans. This charge would be to reimburse the Company for a portion of its administrative expenses incurred in processing such payments.

CHARGE FOR PARTIAL AND TOTAL WITHDRAWALS. The Accumulation Value of a Contract may be withdrawn at any time during the Accumulation Period. However, a Termination Charge of 2% of the Accumulation Value of such Contract will be imposed if the Owner of a Separately Administered Plan transfers the Accumulation Value of such Separately Administered Plan to any funding medium which is not issued or maintained by the Company or its affiliates.

For example, if the Owner requests a $1,000.00 withdrawal and the Termination Charge is two percent of the full amount deducted from the Accumulation Value of the Contract, $1,020.41 will be the total reduction in the Accumulation Value of the Contract, with $1,000.00 paid to the Contract Owner and $20.41 paid to the Company.

For a discussion of the tax consequences associated with certain withdrawals, see "FEDERAL TAX CONSIDERATIONS" in the prospectus. The Termination Charge is not imposed upon annuitization of the Contract at the Annuity Commencement Date, nor is it imposed on the payment of a death benefit. (See "DEATH BENEFIT" in the prospectus.) There is also no Termination Charge if the Contract and a written notice are returned to the Company within 10 days of receipt of the Contract by the Owner.

PURCHASE PAYMENT AMOUNTS

Read the prospectus carefully for information on permitted Purchase Payment amounts. The $300 minimum per year is waived for a Separately Administered Plan when necessary to make the plan nondiscriminatory under the requirements of the Code or ERISA. (See "PURCHASE PAYMENT AMOUNTS" in the prospectus.)

PRIOR CONTRACTS


The Company has issued earlier series of variable annuity policies ("prior policies"). Payments may still be made in accordance with the terms of such prior policies. However, not all Investment Divisions described in this prospectus are available to owners of such prior policies.


                     SUPPLEMENTAL FEDERAL TAX CONSIDERATIONS

NOTE: THE FOLLOWING DESCRIPTION SUPPLEMENTS THE FEDERAL TAX CONSIDERATIONS SECTION OF THE PROSPECTUS. BOTH DESCRIPTIONS ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL AND CERTAIN TAX QUALIFIED AND NON-TAX QUALIFIED RETIREMENT INCOME PLANS. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED IN THE PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

TAX TREATMENT OF WITHDRAWALS-NON-QUALIFIED CONTRACTS

Section 72 of the Code governs the treatment of distributions from annuity contracts. It provides that if the Accumulation Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 591/2(b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in

Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or
(f) which are allocable to purchase payments made prior to August 14, 1982.

The Contract provides that upon the death of the Annuitant prior to the Annuity Commencement Date, the death benefit will be paid to the named Beneficiary. Such payments made upon the death of the Annuitant who is not the Owner of the Contract do not qualify for the death of Owner exception to the ten percent (10%) federal income tax penalty applied to the income portion of any distribution from Non-Qualified Contracts and will be subject to the ten percent (10%) distribution penalty unless the Beneficiary is 591/2 or older or one of the other exceptions applies.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals-Qualified Contracts" in the prospectus.)

QUALIFIED PLANS

As stated in the prospectus, taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may have been issued. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

H.R. 10 PLANS. Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals-Qualified Contracts" below.) Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals-Qualified Contracts" and "Tax-Sheltered Annuities--Withdrawal Limitations.") Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.


TRADITIONAL IRAS AND ROTH IRAS. Eligible individuals may maintain: (a) an individual retirement account or individual retirement annuity under section 408 of the Code ("Traditional IRA"); and (b) for tax years starting after 1997, a non-tax deductible individual retirement account or individual retirement annuity under section 408A of the Code ("Roth IRA"). Under applicable limitations, amounts may be contributed to a Traditional IRA which will be deductible from the individual's gross income. The amounts permitted to be contributed to a Traditional IRA may be reduced if an individual also contributes to a Roth IRA.

Traditional IRAs and Roth IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into a Traditional IRA. Rollovers may also be made to a Roth IRA, but only from a Traditional IRA or from another Roth IRA. Rollovers from a Traditional IRA to a Roth IRA are subject to immediate federal income taxation, but may qualify for special four year income recognition rules if the transaction occurs in 1998.

Additional informational disclosure will be given by the Company for sales of Contracts intended to be used with either a Traditional IRA or a Roth IRA, as required by the Code. Purchasers of Contracts intended to be qualified as either a Traditional IRA or a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.


CORPORATE PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals-Qualified Contracts" below.) Purchasers of Contracts for use with Corporate Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX-SHELTERED ANNUITIES--WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 591/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

  Prospectus                                                       May 1, 1998



                              [LOGO] FIRST
                                     VARIABLE
                                     LIFE INSURANCE
                                          COMPANY

                           VARIABLE ANNUITY CONTRACTS


                                    FUNDED IN
                          FIRST VARIABLE ANNUITY FUND A
                                    ---------

The variable annuity contracts (the "Contracts") issued by First Variable Life Insurance Company (the "Company") and described in this prospectus are designed to provide annuity income benefits to employees covered under certain deferred compensation plans qualified under the Internal Revenue Code (the "Code"), including the State of Arkansas Deferred Compensation Plan.

This prospectus sets forth concisely the information that an investor should know before investing. It should be read in its entirety and retained for future reference. Certain additional information is found in the Statement of Additional Information, dated the same date as this prospectus, which is incorporated herein by reference. The Table of Contents of the Statement of Additional Information is set forth on page __ of this prospectus. To obtain without cost a copy of the Statement of Additional Information, write or call the Company's Service Center at 323 Center Street, Suite 1200, The Tower Building, Little Rock, AR 72201, (501) 374-4800.

The Owner will generally have 10 days from receipt of the Contract in which the Contract may be returned by delivering or mailing it to the Company. Certain states may permit the Owner more than 10 days to return the Contract. Within seven days of receipt of the Contract and a written notice by the Owner, the Company will issue a refund. Unless applicable law requires a refund equal to the Purchase Payment, the Company will refund the Purchase Payment plus any increase or minus any decrease in Accumulation Value of the Contract attributable to the Purchase Payment without the payment of any Termination Charge.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT SHOULD BE ACCOMPANIED BY CURRENT PROSPECTUSES OF THE AVAILABLE INVESTMENT OPTIONS.

                              TABLE OF CONTENTS


DEFINITIONS................................................................
FEE TABLE AND EXAMPLES.....................................................
ACCUMULATION UNIT DATA.....................................................
HIGHLIGHTS.................................................................
   TYPES OF CONTRACTS......................................................
   SALES CHARGE, CONTRACT ISSUE FEE, PURCHASE PAYMENT PROCESSING FEE
     AND TERMINATION ......................................................
   CHARGE..................................................................
   OTHER CHARGES...........................................................
   TAXES...................................................................
THE COMPANY................................................................
FUND A.....................................................................
INVESTMENT OPTIONS.........................................................
   VARIABLE INVESTORS SERIES TRUST.........................................
   FEDERATED INSURANCE SERIES..............................................
   VOTING RIGHTS...........................................................
   SUBSTITUTION OF OTHER  SECURITIES.......................................
THE CONTRACTS..............................................................
   IMMEDIATE CONTRACTS.....................................................
   DEFERRED CONTRACTS......................................................
DEDUCTIONS AND EXPENSES OF THE CONTRACTS, FUND A AND THE INVESTMENT
   OPTIONS.................................................................
   CHARGES TO THE CONTRACTS................................................
   CHARGES TO FUND A.......................................................
   CHARGES TO THE INVESTMENT OPTIONS.......................................
ACCUMULATION PERIOD........................................................
   FREE LOOK RIGHT.........................................................
   DELAYED INVESTMENT START DATE...........................................
   PURCHASE PAYMENT AMOUNTS................................................
   WHEN AN ACCUMULATION UNIT IS VALUED.....................................
   CREDITING ACCUMULATION UNITS............................................
   ACCUMULATION UNIT VALUE.................................................
   EXCHANGE OF VARIABLE ACCUMULATION UNITS.................................
   SYSTEMATIC TRANSFERS - DOLLAR COST AVERAGING............................
   ASSET REBALANCING PROGRAM...............................................
   DETERMINATION OF ACCUMULATION UNIT VALUES UPON EXCHANGE.................
   NET INVESTMENT FACTOR...................................................
   ACCUMULATION VALUE......................................................
   WITHDRAWAL PRIOR TO ANNUITY COMMENCEMENT DATE...........................
   CERTAIN ADMINISTRATIVE PROCEDURES.......................................
ANNUITY PERIOD.............................................................
   GENERAL.................................................................
   ASSUMED INVESTMENT RATE.................................................
   ELECTION AND EFFECTIVE DATE OF ELECTION.................................
   FIXED ANNUITY...........................................................
   VARIABLE ANNUITY........................................................
   VARIABLE ANNUITY UNIT VALUE.............................................
   EXCHANGE OF VARIABLE ANNUITY UNITS......................................
   ANNUITY OPTIONS.........................................................
   MISSTATEMENT OF AGE OR SEX..............................................
   COMMUTATION.............................................................
DEATH BENEFIT..............................................................
   DEATH BENEFIT PROVIDED BY THE CONTRACT..................................
   ELECTION AND EFFECTIVE DATE OF ELECTION.................................
   AMOUNTS PAYABLE ON DEATH OF PAYEE AFTER ANNUITY COMMENCEMENT DATE.......
   PAYMENT OF DEATH BENEFIT................................................

   AMOUNT OF DEATH BENEFIT.................................................
DEFERMENT..................................................................
RETIREMENT PLAN CONDITIONS.................................................
OWNERSHIP PROVISIONS.......................................................
   OWNER...................................................................
   CHANGE OF OWNERSHIP.....................................................
   ASSIGNMENT..............................................................
BENEFICIARY DESIGNATIONS...................................................
OTHER CHANGES IN THE CONTRACTS.............................................
FEDERAL TAX CONSIDERATIONS.................................................
   GENERAL.................................................................
   DIVERSIFICATION.........................................................
   CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS...........................
   MULTIPLE CONTRACTS......................................................
   TAX TREATMENT OF ASSIGNMENTS............................................
   INCOME TAX WITHHOLDING..................................................
   QUALIFIED PLANS.........................................................
   TAX TREATMENT OF WITHDRAWALS-QUALIFIED CONTRACTS........................
   TAX ADVICE AND OTHER TAXES..............................................
DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS.................................
LEGAL PROCEEDINGS..........................................................
PERIODIC REPORTS...........................................................
STATE REGULATION...........................................................
RESERVATION OF RIGHTS......................................................
INQUIRIES..................................................................
PRIOR CONTRACTS............................................................
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION...................

                                   DEFINITIONS

ACCUMULATION PERIOD: The period during which Purchase Payments may be made prior to the Annuity Commencement Date.

ACCUMULATION UNIT: A unit of measure used in the calculation of the Accumulation Value of each Investment Division in Fund A that, in turn, is used in the calculation of the Accumulation Value of a Contract.

ACCUMULATION VALUE: The value of an Owner's interest in Fund A.

ADJUSTED VALUE: The dollar amount applied under one of the Annuity Options. The Adjusted Value of a Contract is equal to the Accumulation Value of a Contract determined at the end of the Valuation Period which ends immediately preceding the Annuity Commencement Date, minus the sum of any applicable taxes not previously deducted.

ANNUITANT: The person named in the application and on whose life the first Annuity Payment is to be made.

ANNUITANT'S BENEFICIARY: The person, persons or entity named in the Company's records to receive any death benefits on the Annuitant's death. The Annuitant's Beneficiary is as specified in the application, unless changed.

ANNUITY COMMENCEMENT DATE: The first day of the period for which the first Annuity Payment is to be made. It is the date specified in the application, unless changed.

ANNUITY OPTION: The method for making Annuity Payments. The Annuity Option is as specified in the application, unless changed.

ANNUITY PAYMENTS: Payments made by the Company to the Payee during the Annuity Period.

ANNUITY PERIOD: The period after the Annuity Commencement Date during which Annuity Payments are made.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of each Variable Annuity Payment from each Investment Division.

FEDERATED: Federated Insurance Series, an open-end, series management investment company registered under the Investment Company Act of 1940, as amended.

FIXED ANNUITY: An annuity with payments which do not vary with the investment experience of any separate account of the Company.

FUND A: The separate account established by the Company to receive and invest the Net Purchase Payments made under the Contracts.

INVESTMENT DIVISION: Fund A is divided into Investment Divisions. Each Investment Division invests in a designated Investment Option or a Portfolio of an Investment Option.

INVESTMENT OPTION: An investment entity which can be selected by the Owner to be an underlying investment of the Contract.

ISSUE DATE: The date on which the Contract becomes effective.

NET PURCHASE PAYMENT: A Purchase Payment, less the Contract Issue Fee and any applicable taxes.


NON-QUALIFIED CONTRACT: A Contract that does not meet the requirements of Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.


OWNER: The person, persons or entity entitled to the ownership rights stated in a Contract and in whose name a Contract is issued. The Annuitant is the Owner unless another Owner is named in the application. If a Contract is owned jointly, rights and privileges under a Contract must be exercised by each Owner. Even if another Owner is named in the application, the Annuitant becomes the Owner on the Annuity Commencement Date. When the Owner and the Annuitant are the same person, any death benefit payable will be paid to the Annuitant's Beneficiary.

OWNER'S BENEFICIARY: The person, persons or entity named to become the new Owner if an Owner dies prior to the Annuity Commencement Date and who will receive the death benefit set forth in a Contract upon the death of an Owner prior to the Annuity Commencement Date; provided, however, that if such person is an Owner's spouse, the spouse may keep the Contract in force and will become the Owner pursuant to the terms of the Contract.

PAYEE: The recipient of Annuity Payments under a Contract either during the Annuity Period or as a death benefit prior to the Annuity Commencement Date.

CONTRACT ISSUE FEE: A fee of $25 paid to the Company from the initial Purchase Payment made in connection with Separately Administered Plans to reimburse the Company for a portion of administrative expenses incurred in issuing the Contract.

CONTRACT YEAR: The first Contract Year shall be the period of 12 months from the Issue Date. Subsequent Contract Years shall end on the same date in each succeeding year.

PORTFOLIO: A segment of an Investment Option which constitutes a separate and distinct class of shares. It is sometimes referred to as a Fund.

PURCHASE PAYMENT: An amount paid to the Company to provide benefits under a Contract.


PURCHASE PAYMENT PROCESSING FEE: A fee of $5 that may be paid to the Company from subsequent Purchase Payments after the initial investment in a Contract issued in connection with a Separately Administered Plan to reimburse the Company for some of its administrative expenses incurred in connection with processing subsequent investments in such Contracts.


QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that meets the requirements of Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.

SALES CHARGE: A charge imposed against the Purchase Payment for all Contracts except those issued in connection with Separately Administered Plans to reimburse the Company for its expenses related to distributing the Contracts.

SERVICE CENTER: The Company's administrative service center for the Contracts is located 323 Center Street, Suite 1200, The Tower Building, Little Rock, AR 72201 (501-374-4800). You may also call the Company at (800-385-4312). The Company may establish additional service centers for the Contracts and/or other policies it issues.

TERMINATION CHARGE: A charge applied against a Contract's Accumulation Value to reimburse the Company for administrative expenses incurred in connection with the termination of certain types of Contracts.

VIST: Variable Investors Series Trust, an open-end, series management investment company registered under the Investment Company Act of 1940, as amended.

VALUATION PERIOD: Each business day together with any non-business days before such business day. A business day is any day the New York Stock Exchange is open for trading or any day in which the Securities and Exchange Commission requires that shares of an Investment Option be valued.


VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of Investment Divisions into which the Adjusted Value is allocated from time to time.

                             FEE TABLE AND EXAMPLES

The purpose of the following table is to assist investors in understanding the various costs and expenses that investors in the Contracts bear directly and indirectly. All expenses for Fund A and for the Investment Options are based on expenses incurred during the fiscal year ended December 31, 1997. In addition, premium taxes may be imposed by various jurisdictions and are not reflected in the tables. The Examples should not be considered representations of past or future expenses or returns, and actual expenses or returns may be greater or less than those shown. For more information, see "DEDUCTIONS AND EXPENSES OF THE POLICIES, FUND A AND THE INVESTMENT OPTIONS" and "ACCUMULATION PERIOD" in the prospectus, and also see the prospectuses for the Investment Options.


OWNER TRANSACTION EXPENSES

      Maximum Sales Load Imposed on Purchases
      (as a percentage of Purchase Payments)                            NONE
      Deferred Sales Load                                               NONE
      Surrender Fee (as a percentage of amount surrendered)             NONE*
      Exchange Fee                                                      NONE

      * A Termination Charge of 2% of the Accumulation Value of a Contract attributable to Purchase Payments made prior to July 1, 1991 will be imposed in the event that the State of Arkansas terminates the Arkansas Deferred Compensation Plan and partially or wholly transfers the Accumulation Value of the Contracts issued under the Plan to a funding medium not issued or maintained by the Company or its affiliates. A Termination Charge of 2% of the Accumulation Value of a Contract may be imposed if a withdrawal is for reasons other than death, disability, financial hardship, employment termination, retirement or transfer to specified plans.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

      Mortality and Expense Risk Fees                                   1.00%
                                                                        ----
      Total Fund A Annual Expenses                                      1.00%
                                                                        ----


FUNDS' ANNUAL EXPENSES
(as a percentage of the average daily net assets of a Portfolio)

Underlying shares of the Portfolios of Variable Investors Series Trust ("VIST") and Federated Insurance Series ("Federated") are purchased at net asset value, which reflects investment management fees, other operating expenses and any expense reimbursement paid by an investment adviser to the applicable Portfolio. The total annual expenses of the Portfolios as a percentage of average net assets for the year ended December 31, 1997 were:

                                                  Other
                                               Operating
                                                Expenses         Total
                                Management       (After         Annual
          Portfolio                Fees       Reimbursement)   Expenses
          ---------                ----       --------------   --------
VIST Small Cap Growth              .85%           .50%          1.35%
VIST World Equity                  .70%           .50%          1.20%
VIST Growth                        .70%           .40%          1.10%
VIST Matrix Equity                 .65%           .50%          1.15%
VIST Growth & Income               .75%           .50%          1.25%
VIST Multiple Strategies           .70%           .49%          1.19%
VIST High Income Bond              .70%           .50%          1.20%
VIST U.S. Government Bond          .60%           .25%           .85%
Federated  Prime Money Fund II     .55%           .25%           .80%

      First Variable Advisory Services Corp., the investment adviser to VIST, has agreed through April 1, 1999 to reimburse VIST for operating expenses (exclusive of management fees) in excess of .50% of a VIST Portfolio's average net assets (.25% in the case of the VIST U.S. Government Bond Portfolio). Had this investment adviser not reimbursed expenses of the VIST Portfolios, for the year ended December 31, 1997, the VIST annual expenses, as a percentage of the Portfolio's average daily net assets, would have been 1.79% for the VIST Small Cap Growth Portfolio; 1.47% for the VIST World Equity Portfolio; 1.54% for the VIST Matrix Equity Portfolio; 1.60% for the VIST Growth & Income Portfolio; 1.21% for the VIST Multiple Strategies Portfolio; 1.64% for the VIST High Income Bond Portfolio; and 1.73% for the VIST U.S. Government Bond Portfolio. Federated Advisors, the investment adviser for Federated, has voluntarily agreed to waive any portion of its fee and/or reimburse certain operating expenses of Federated in excess of .80% of the Federated Prime Money Fund II Portfolio's average daily net assets, but can modify or terminate this voluntary agreement at any time at its sole discretion. Had this investment adviser not waived expenses and/or reimbursed expenses of the Federated Prime Money Fund II Portfolio for the year ended December 31, 1997, the annual expenses, as a percentage of the Portfolio's average assets, would have been 1.00%.


EXAMPLES - STATE OF ARKANSAS DEFERRED COMPENSATION PLAN

An Owner would pay the following expenses on a $1,000 investment in a Contract, assumining a 5% annual return on assets and allocation of 100% of Purchase Payments to the Portfolio shown:
a) upon a surrender at the end of each time period for which a Termination Charge is assessed;
b) if the Contract is not surrendered, or upon a surrender for which no Termination Charge is assessed.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

   INVESTMENT OPTION                1 YR.        3 YRS.      5 YRS.    10 YRS.
   -----------------                -----        ------      ------    -------
   Small Cap Growth        a)        $43          $94         $147       $294
                           b)        $24          $74         $127       $271
   World Equity            a)        $41          $89         $140       $279
                           b)        $23          $70         $119       $255
   Growth                  a)        $40          $85         $134       $267
                           b)        $21          $66         $114       $243
   Matrix Equity           a)        $41          $88         $137       $274
                           b)        $22          $68         $117       $250
   Growth  & Income        a)        $42          $91         $142       $284
                           b)        $23          $71         $122       $261
   Multiple Strategies     a)        $41          $89         $140       $279
                           b)        $23          $70         $119       $255
   High Income Bond        a)        $41          $89         $140       $279
                           b)        $23          $70         $119       $255
   U.S. Government Bond    a)        $38          $78         $122       $243
                           b)        $19          $59         $101       $218
   Federated Prime
   Money Fund II           a)        $37          $77         $119       $238
                           b)        $18          $57         $98        $213

                             ACCUMULATION UNIT DATA
                 (FOR A UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following condensed financial information is derived from the financial statements of Fund A. The information should be read in conjunction with the audited financial statements, related notes and other financial information for Fund A included in the Statement of Additional Information. The audited financial statements and report of independent accountants of the Company are also contained in the Statement of Additional Information.

                                 YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR       YEAR
                                 ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED      ENDED
                                 1997      1996      1995      1994      1993      1992      1991      1990      1989       1988
                                 ----      ----      ----      ----      ----      ----      ----      ----      ----       ----
GROWTH DIVISION (1)
  Beginning of Period           $216.09   $173.49   $127.79   $130.10   $120.46   $131.71    $99.00   $103.81    $77.82    $67.30
  End of Period                 $264.47   $216.09   $173.49   $127.79   $130.10   $120.46   $131.71    $99.00   $103.81    $77.82
  No. of Accum.Units
  Outstanding                   113,511   117,250   134,326   141,689   158,790   184,141   191,183   204,689   219,043   241,500
GROWTH  & INCOME DIVISION
  Beginning of Period
      (6/15/96)                   $9.27    $10.00
  End of Period                  $11.76     $9.27
  No. of Accum.Units
  Outstanding                    23,175     2,633
HIGH INCOME BOND DIVISION (1)
  Beginning of Period            $23.23    $20.54    $17.44    $18.95    $16.66    $14.54    $11.57    $12.06    $11.13    $10.04
  End of Period                  $26.12    $23.23    $20.54    $17.44    $18.95    $16.66    $14.54    $11.57    $12.06    $11.13
  No. of Accum. Units
 Outstanding                     22,513    13,294    12,200    11,637    10,310     8,164     4,639     9,693     9,301     7,843
MATRIX EQUITY DIVISION (2)
  Beginning of Period            $26.62    $25.70    $19.45    $19.86    $17.01    $17.00    $13.23    $13.72    $10.93    $10.00
  End of Period                  $32.17    $26.62    $25.70    $19.45    $19.86    $17.01    $17.00    $13.23    $13.72    $10.93
  No. of Accum. Units
 Outstanding                     21,980    19,095    16,335    13,606    12,418     9,731     5,381     2,470       574        18

(1) Prior to May 1, 1997, the Growth Division was known as the "Common Stock Division."

(2) Prior to May 1, 1997, the Matrix Equity Division was known as the "Tilt Utility Division" and had different investment policies.

                                    YEAR      YEAR      YEAR       YEAR      YEAR     YEAR       YEAR     YEAR       YEAR      YEAR
                                    ENDED     ENDED     ENDED      ENDED     ENDED    ENDED      ENDED    ENDED      ENDED     ENDED
                                    1997      1996      1995       1994      1993     1992       1991     1990       1989      1988
                                    ----      ----      ----       ----      ----     ----       ----     ----       ----      ----
MULTIPLE STRATEGIES DIVISION
    Beginning of Period             $24.73    $21.11    $16.12    $16.94    $15.49    $15.09    $12.35    $12.02     $9.97     $9.33
    End of Period                   $29.82    $24.73    $21.11    $16.12    $16.94    $15.49    $15.09    $12.35    $12.02     $9.97
No. of Accum. Units
 Outstanding                        69,662    59,245    56,510    81,067    89,213    88,222    85,904   100,018   109,462   158,845
FEDERATED PRIME MONEY FUND II
DIVISION (1)
  Beginning  of Period              $15.22    $14.67    $14.05    $13.69    $13.49    $13.20    $12.62    $11.82    $10.96    $10.32
  End of Period                     $15.81    $15.22    $14.67    $14.05    $13.69    $13.49    $13.20    $12.62    $11.82    $10.96
  No. of Accum. Units
  Outstanding                       59,406    61,128    59,872    61,727    56,746    67,192    76,051   133,920   118,874   100,546
SMALL CAP GROWTH DIVISION (2)
    Beginning of Period (6/15/96)   $10.13    $10.00
    End of Period                   $10.11    $10.13
No. of Accum. Units
  Outstanding                       44,029    14,492
U.S. GOVERNMENT BOND DIVISION
  Beginning of Period               $19.62    $19.36    $16.27    $16.89    $15.60    $14.84    $13.07    $12.26    $10.87    $10.33
  End of Period                     $21.24    $19.62    $19.36    $16.27    $16.89    $15.60    $14.84    $13.07    $12.26    $10.87
  No. of Accum. Units
    Outstanding                     74,326   104,173   106,089   147,431   149,397   157,098   222,283   206,325   210,125   165,729
WORLD EQUITY DIVISION
Beginning of Period                 $18.42    $16.55    $13.45    $12.35    $10.63    $10.94    $10.23    $11.54     $9.98    $10.00
End of Period                       $20.05    $18.42    $16.55    $13.45    $12.35    $10.63    $10.94    $10.23    $11.54     $9.98
No. of Accum. Units
 Outstanding                        55,698    51,344    41,403    35,011    25,001    14,564     7,083     1,548       301        15

(1) On January 2, 1997, shares of Federated Prime Money Fund II were substituted for shares of the VIST Cash Management Portfolio. Accumulation Unit Values prior to that date are based on the value of VIST Cash Management Portfolio shares held for the periods shown.
(2) Prior to May 1, 1997, the Small Cap Growth Division was known as the "Small Cap Division."

                                   HIGHLIGHTS


THE FOLLOWING IS A BRIEF SUMMARY OF SOME OF THE IMPORTANT FEATURES OF THE POLICIES DESCRIBED IN THE PROSPECTUS. THE SUMMARY DOES NOT PROVIDE A FULL DESCRIPTION OF THE POLICIES. THE ENTIRE PROSPECTUS SHOULD BE READ FOR THAT PURPOSE. YOU MAY FIND IT HELPFUL TO REREAD THIS SUMMARY AFTER READING THE PROSPECTUS.

TYPES OF CONTRACTS

This prospectus describes Variable Annuity Contracts. Contracts are either flexible Purchase Payment deferred annuity Contracts ("Deferred Contracts") or single Purchase Payment immediate annuity Contracts ("Immediate Contracts"). Depending on the tax treatment afforded a Contract, all Contracts are either Qualified Contracts or Non-Qualified Contracts. For information concerning taxation of the Company, Fund A, the Contracts and investors, see "FEDERAL TAX CONSIDERATIONS." For information concerning the Company, see "THE COMPANY."

SALES CHARGE, CONTRACT ISSUE FEE, PURCHASE PAYMENT PROCESSING FEE AND TERMINATION CHARGE

The net amount invested in a Contract after deduction of any Sales Charge, Contract Issue Fee, Purchase Payment Processing Fee, and any applicable taxes described below, may be allocated to Fund A, a separate account of the Company. Each initial Net Purchase Payment for a Contract will be allocated to the Investment Division(s) of Fund A as specified by the Owner in the application. For all subsequent Net Purchase Payments, each Net Purchase Payment will be allocated to the Investment Division(s) as may then be specified by the Owner. Such net amounts are then invested by the Company in shares of the Investment Options at net asset value. The value of the Contract before the date Annuity Payments begin, and the amount of monthly variable annuity benefits payable under the Contract thereafter, will increase or decrease depending upon the investment performance of the Investment Options in which the assets of the Investment Divisions are invested.

Owners have the right to return a Contract according to the terms of its "free look" right. The Company reserves the right to delay initial investment of Purchase Payments in the Portfolios in certain instances, but it does not currently do so. See "ACCUMULATION PERIOD."

The Company does not currently impose a Sales Charge against Contracts issued in connection with the State of Arkansas Deferred Compensation Plan.


During the Accumulation Period, the Owner may make a total or partial withdrawal from the Contract. A Termination Charge of 2% of the Accumulation Value attributable to Purchase Payments made prior to July 1, 1991 will be imposed in the event the State of Arkansas terminates the Plan and partially or wholly transfers the Accumulation Value of the Contracts issued under the Plan to a funding medium not issued or maintained by the Company or its affiliates. This Termination Charge will not be imposed on any Accumulation Value attributable to Purchase Payments made on and after July 1, 1991. A Termination Charge of 2% will also be imposed in the event of partial or total withdrawals made by individuals from Contracts issued under the State of Arkansas Deferred Compensation Plan unless such partial or total withdrawals are due to death, disability, financial hardship, employment termination, retirement or transfer of funds to a Plan which complies with Section 457 of the Internal Revenue Code. The Termination Charge reimburses the Company for some of its expenses related to distributing the Contracts. Such withdrawals could have federal tax consequences that should be considered carefully. See "FEDERAL TAX CONSIDERATIONS." Once Annuity Payments begin, an Annuitant cannot thereafter make any withdrawals from the Contract.


OTHER CHARGES

Other charges are made daily against the assets of Fund A and the Investment Options. Charges are made against each Fund A Division at an aggregate rate of not more than 1.0% per annum for the assumption by the Company of mortality and expense risks. Each Portfolio pays monthly investment advisory fees to its investment adviser based on each Portfolio's average net assets. The Investment Options also have direct expenses, such as legal, audit, custodial, share registration and printing expenses, which may be considered to be an indirect charge against assets. See the prospectuses for VIST and Federated Series.

TAXES

There is a ten percent (10%) federal income tax penalty that may be applied to the income portion of any distribution from the Contracts. However, the penalty is not imposed under certain circumstances. See "Tax Treatment of Withdrawals-Qualified Contracts."


                                   THE COMPANY

First Variable Life Insurance Company ("the Company") is a stock life insurance company which was organized under the laws of the State of Arkansas in 1968. The Company is principally engaged in the business of variable life insurance, variable annuities and fixed annuities. The Company is licensed in 49 states, the District of Columbia and the U.S. Virgin Islands. The Company is a wholly-owned subsidiary of Irish Life of North America, Inc. ("ILoNA") which, in turn, is beneficially owned by Irish Life plc ("Irish Life"). ILoNA also owns Interstate Assurance Company of Des Moines, Iowa and Guarantee Reserve Life Insurance Company of Calumet City, Illinois. Irish Life was formed in 1939 through a consolidation of a number of Irish and British Life offices transacting business in Ireland. In terms of assets, Irish Life controls over 50% of the Irish domestic life insurance market. As Ireland's leading institutional investor, it owns in excess of 10% of the leading Irish publicly traded stocks. Irish Life, through its international subsidiaries, conducts business in Ireland, the United Kingdom, the United States, and France. As of the end of 1997, the Irish Life consolidated group had in excess of $14 billion in assets. ILoNA is a Delaware corporation, incorporated as Carrig International, Inc. in 1986.

The Company has an A- (Excellent) rating from A.M. Best, an independent firm that analyzes insurance carriers. This rating is assigned to companies that have a strong ability to meet obligations to policy holders over a long period of time. The Company also has an AA- rating from Standard and Poor's and an AA rating from Duff & Phelps Credit Rating Co. on claims paying ability. The financial strength of the Company may be relevant with respect to the Company's ability to satisfy its obligations under the Contracts.


                                     FUND A


The Board of Directors of the Company authorized the creation of Fund A on July 1, 1968 in accordance with the Arkansas Insurance Code. Fund A is registered as a unit investment trust under the 1940 Act and meets the definition of a "separate account" under the federal securities laws. Registration with the Securities and Exchange Commission does not involve supervision of management or investment practices or policies of Fund A by the Securities and Exchange Commission.


Fund A is divided into Investment Divisions. Each Investment Division invests in shares of a Portfolio of a mutual fund. The value of both Accumulation Units and Annuity Units in each Investment Division reflects the investment results of its underlying Portfolio.

Fund A is administered and accounted for as part of the general business of the Company, but the income and gains or losses of Fund A are credited to or charged against the assets held for Fund A in accordance with the terms of the Contracts, without regard to other income and gains or losses of any other business the Company may conduct. The assets of Fund A are held separate and apart from the Company's general account and from the assets of any of the Company's affiliates. These assets are not chargeable with liabilities arising out of any other business the Company may conduct or the liabilities of any companies affiliated with the Company. However, all obligations arising under a Contract, including the obligation to make Annuity Payments, are general corporate obligations of the Company.

While the Company is obligated to make the Variable Annuity Payments under the Contract, the amount of the payments are not guaranteed. However, payments under a Fixed Annuity option are guaranteed by the Company.

The Company performs or provides for the performance of all functions necessary for the administration of Fund A. Included among such functions are (i) assumption of all mortality and expense risks under the Contracts and (ii) the providing of administrative services. See "DEDUCTIONS AND EXPENSES OF THE POLICIES, FUND A AND THE INVESTMENT OPTIONS."

                               INVESTMENT OPTIONS


VARIABLE INVESTORS SERIES TRUST


Variable Investors Series Trust ("VIST") is an open-end management investment company that was formed as a series trust to provide funding options for variable life insurance and variable annuity policies. Effective April 1, 1994, VIST retained First Variable Advisory Services Corp. ("FVAS") to manage its assets. FVAS is a wholly-owned subsidiary of the Company and retains the services of sub-advisers under agreements to manage the assets of the VIST Portfolios. The sub-advisers for the VIST Portfolios currently available under a Contract are: Pilgrim Baxter & Associates, Ltd. with respect to VIST Small Cap Growth Portfolio; Value Line, Inc. with respect to VIST Growth and VIST Multiple Strategies Portfolios; State Street Bank and Trust Company with respect to VIST Matrix Equity Portfolio; Warburg Pincus Asset Management, Inc. with respect to VIST Growth & Income Portfolio; Keystone Investment Management Company with respect to VIST World Equity Portfolio; Federated Investment Counseling with respect to VIST High Income Bond Portfolio; and Strong Capital Management, Inc. with respect to VIST U.S. Government Bond Portfolio.

Each Portfolio has a distinct investment objective and policy. The investment objectives of the Portfolios available under a Contract are:

VIST SMALL CAP GROWTH. The investment objective of this Portfolio is to seek capital appreciation. The Portfolio will invest, under normal conditions, at least 65% of its total assets in securities of companies with small capitalization (market capitalization or annual revenues under $1 billion at the time of purchase).

VIST WORLD EQUITY. The investment objective of this Portfolio is to maximize long-term total return by investing primarily in common stocks, and securities convertible into common stocks, traded in securities markets located in countries around the world, including the United States. See "Foreign Investments" under "Contracts and Techniques Applicable to all Portfolios" in the VIST prospectus for a discussion of the risks involved in investing in foreign securities.

VIST GROWTH. The investment objective of this Portfolio is capital growth, which it seeks to achieve through a policy of investing primarily in a diversified portfolio of common stocks and securities convertible into or exchangeable for common stock. The secondary objective is current income, when consistent with its primary objective.

VIST MATRIX EQUITY. The investment objective of this Portfolio is capital appreciation and current income. The Portfolio will seek to achieve its investment objective by investing in a diversified portfolio that is selected by the Sub-Adviser on the basis of its proprietary analytical model. Sector weights are normally maintained at a similar level to that of the S&P 500 Index. The Portfolio will invest at least 65% of its total assets in equity securities.

VIST GROWTH & INCOME. The investment objectives of this Portfolio are to provide current income and growth of capital. The Portfolio seeks to achieve its objectives by investing in equity securities, fixed income securities and money market instruments. The portion of the Portfolio invested at any given time in each of these asset classes will vary depending on market conditions, and there may be extended periods when the Portfolio is primarily invested in one of them. In addition, the amount of income derived from the Portfolio will fluctuate depending on the composition of the Portfolio's holdings and will tend to be lower when a higher portion of the Portfolio is invested in equity securities. The Portfolio may also purchase without limitation dollar-denominated American Depository Receipts ("ADRs"). ADRs are issued by domestic banks and evidence ownership of underlying foreign securities.

VIST MULTIPLE STRATEGIES. The investment objective of this Portfolio is to seek as high a level of total return over an extended period of time as is considered consistent with prudent investment risk by investing in equity securities, bonds, and money market instruments in varying proportions.

VIST HIGH INCOME BOND. The investment objective of this Portfolio is to obtain as high a level of current income as is believed to be consistent with prudent investment management. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio seeks to achieve its investment objectives by investing primarily in fixed income securities rated lower than A. Many of the high yield securities in which the Portfolio may invest are commonly referred to as "junk bonds." For special risks involved with investing in such securities (including among others, risk of default and illiquidity) see "Investment Objectives and Contracts of the Portfolios -- High Income Bond Portfolio" in the VIST prospectus.

VIST U.S. GOVERNMENT BOND. The investment objective of this Portfolio is to seek current income and preservation of capital through investment primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies, authorities, or instrumentalities.


FEDERATED INSURANCE SERIES

Federated Insurance Series ("Federated") is an open-end investment management company that was formed as a series trust to provide funding options for variable life insurance and variable annuity contracts. Pursuant to an investment advisory contract with Federated, investment decisions for Federated are made by Federated Advisers, an affiliate of Federated Investment Counseling.

FEDERATED PRIME MONEY FUND II. The investment objective of this series is to provide current income consistent with the stability of principal and liquidity. The Fund pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less. An investment in the Federated Prime Money Fund II Portfolio is neither insured nor guaranteed by the U.S. Government.

Investors should read this prospectus and the prospectus for Federated Series carefully before investing. Prospectuses for Federated Series may be obtained by contacting the Service Center.

There is no assurance that the investment objective(s) of any of the Portfolios will be met. An Owner bears the complete investment risk for Purchase Payments allocated by an Owner to an Investment Division. The Accumulation Value of a Contract will vary in accordance with the investment performance of the Investment Division(s) to which Purchase Payments are allocated after the imposition of the fees and charges assessed under the Contract.


Dividends or capital gain distributions received from a Portfolio are reinvested in shares of that Portfolio and retained as assets of Fund A. VIST and Federated shares will be redeemed, without any fee, to the extent necessary to pay taxes and annual fees relating to the Contract and to make Annuity Payments under the Contracts.


Additional Portfolios an/or Investment Options may be made available to Owners.

VOTING RIGHTS


In accordance with its view of present applicable law, the Company will vote the shares of VIST and Federated that are in the Separate Account at special meetings of the shareholders in accordance with instructions received from persons having the voting interest in the Separate Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. Neither VIST nor Federated holds regular meetings of shareholders.



Shares of VIST and Federated are used as the investment vehicle for separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies. The use of VIST's and Federated's shares as investments for both variable annuity contracts and variable life insurance policies is referred to as "mixed funding." The use of these shares as investments by separate accounts of unaffiliated life insurance companies is referred to as "shared funding."



VIST and Federated intend to engage in mixed funding and shared funding. Although VIST and Federated do not currently foresee any disadvantage to Contract owners due to differences in redemption rates, tax treatment, or other considerations resulting from mixed funding or shared funding, the Trustees of VIST and the Trustees of Federated will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflict and take appropriate action in response to material conflicts which occur.


The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to a shareholder meeting. Each Owner having a voting interest will receive proxy material, reports, and other materials relating to the appropriate Portfolio.

SUBSTITUTION OF OTHER  SECURITIES


If other shares of VIST or Federated Series (or any Portfolio within VIST or any other Investment Option), are no longer available for investment by Fund A or, if in the judgment of the Company, further investment in the shares should become inappropriate in view of the purpose of the Contracts, the Company may substitute shares of another Investment Option (or Portfolio) for shares already purchased or to be purchased in the future by Purchase Payments under the Contracts. No substitution of securities may take place without prior approval of the Securities and Exchange Commission and under the requirements it may impose.

                                  THE CONTRACTS


This prospectus offers both Deferred Contracts and Immediate Contracts. Purchase Payments may be made until retirement age is reached, which is usually not earlier than age 60 nor later than age 75. The Contract provides that it may be modified by the Company in order to maintain it in continued compliance with applicable state and federal law.


IMMEDIATE CONTRACTS


Under an Immediate Contract, the first Annuity Payment is made one payment period from the Issue Date. On the Issue Date, the annuity purchase rates for an Immediate Contract are applied to the Net Purchase Payment to determine the first Variable Annuity Payment based on the Annuity Option elected. As to an amount applied to an Investment Division, the number of Annuity Units is then determined by dividing such amount by the Annuity Unit value for such Investment Division for the Valuation Period which includes the seventh day prior to the Annuity Commencement Date.


Subsequent Variable Annuity Payments are determined in accordance with the provisions set forth in the section entitled "ANNUITY PERIOD, VARIABLE ANNUITY."


DEFERRED CONTRACTS

Under a Deferred Contract, Annuity Payments may begin on any date not later than the end of the Annuitant's life expectancy according to U.S. Government tables, as selected by the Owner. If no election of an Annuity Commencement Date is made, Annuity Payments will begin on the Annuitant's attaining age 70. If no election of an Annuity Option is in effect on the 30th day prior to the Annuity Commencement Date, the Adjusted Value of the Contract will be applied under Variable Annuity Option B, for a life annuity with 120 months certain. (See "ANNUITY OPTIONS.") Distribution requirements applicable to Qualified Contracts may limit the availability of certain Annuity Options to participants in such plans. (See "TAX TREATMENT OF WITHDRAWALS - QUALIFIED POLICIES.")


   DEDUCTIONS AND EXPENSES OF THE CONTRACTS, FUND A AND THE INVESTMENT OPTIONS

Deductions and expenses related to the Contracts described in this prospectus, to Fund A and to the Investment Options are described below.

CHARGES TO THE CONTRACTS

SALES CHARGE. No Sales Charge is currently deducted from the Purchase Payments for a Contract issued to the State of Arkansas Deferred Compensation Plan.

CHARGE FOR PREMIUM TAXES. Various jurisdictions impose a premium tax (currently ranging, where imposed, from 0.5% to a maximum of 4.0%) on annuity premiums received by life insurance companies. The Company may charge a Contract for the amount of any premium tax levied at the time Purchase Payments are received, or, if not previously deducted, as follows: (i) at its Annuity Commencement Date;
(ii) in the event of the death of the Annuitant or the Owner prior to the Annuity Commencement Date; (iii) in the event of a partial or total withdrawal; or (iv) when payable by the Company.


CHARGE FOR PARTIAL AND TOTAL WITHDRAWALS. The Accumulation Value of a Contract may be withdrawn at any time during the Accumulation Period. A Termination Charge of 2% of the Accumulation Value attributable to Purchase Payments made prior to July 1, 1991 will be imposed in the event the State of Arkansas terminates the Plan and partially or wholly transfers the Accumulation Value of the Contracts issued under the Plan to a funding medium not issued or maintained by the Company or its affiliates. A Termination Charge of 2% will be imposed in the event of partial or total withdrawals made by individuals from Contracts issued under the State of Arkansas Deferred Compensation Plan unless such partial or total withdrawals are due to death, disability, financial hardship, employment termination, retirement or transfer of funds to a Plan which complies with Section 457 of the Internal Revenue Code.

The amount of the requested withdrawal will be paid to the Owner, with the Termination Charge being deducted from the remaining Accumulation Value, so that the actual reduction in the Accumulation Value as a result of the withdrawal will be greater than the withdrawal amount paid to the Owner.

For example, if the Owner requests a $1,000.00 withdrawal and the Termination Charge is two percent of the full amount deducted from the Accumulation Value of the Contract, $1,020.41 will be the total reduction in the Accumulation Value of the Contract, with $1,000.00 paid to the Contract Owner and $20.41 paid to the Company.

For a discussion of the tax consequences associated with certain withdrawals, see "FEDERAL TAX CONSIDERATIONS." The Termination Charge is not imposed upon annuitization of the Contract at the Annuity Commencement Date, nor is it imposed on the payment of a death benefit. (See "DEATH BENEFIT.") There is also no Termination Charge if the Contract and a written notice are returned to the Company within 10 days of receipt of the Contract by the Owner.

CHARGES TO FUND A


To compensate the Company for assuming mortality and expense risks under the Contract, Fund A will incur a daily charge at an annualized rate of 1.0% of the average daily net asset value of Fund A. The charge is guaranteed and may not be increased by the Company.


CHARGES TO THE INVESTMENT OPTIONS

Each Portfolio pays monthly investment advisory fees. The Investment Options also have direct expenses, such as legal, audit, custodial, share registration and printing expenses, which may be considered to be an indirect charge against assets. See the prospectuses for VIST and Federated Series.

                               ACCUMULATION PERIOD

FREE LOOK RIGHT

An Owner has the right to review a Contract during an initial inspection period specified in the Contract and, if dissatisfied, to return it to the Company or to the agent through whom it was purchased. When the Contract is returned to the Company during the permitted period, it will be voided as if it had never been in force. The Company will ordinarily refund the Accumulation Value (which may be greater or less than the Purchase Payments received) on a Contract returned during the permitted period, unless a different amount is required. The "free look" period is at least 10 days, and may be greater depending on state requirements.

DELAYED INVESTMENT START DATE


Purchase Payments are generally allocated to the Investment Divisions selected by the Owner. In certain instances, however, the Company reserves the right to allocate Purchase Payments to the Federated Prime Money Fund II Investment Division for a period of up to 5 days beyond a "free look" inspection period before they will be invested (together with any investment gain) in any other Investment Divisions(s) designated by the Owner. If the Company elects to delay such initial investments in Investment Divisions, the delay would apply where a Contract is issued: (a) in a state which requires that Purchase Payments less withdrawals be refunded upon the exercise of (i) a "free look" right or (ii) an inspection right following a "replacement" of an existing life insurance or annuity contract; or (b) as an Individual Retirement Annuity (or as the initial investment of an Individual Retirement Account).


On the date of this prospectus, the Company does not delay investment start dates and, should it elect to do so, it will so advise prospective investors in a Contract.

PURCHASE PAYMENT AMOUNTS

The initial Purchase Payment and any subsequent Purchase Payments must be at least $50; provided, however, that the minimum investment by means of a payroll deduction plan or monthly pre-authorized bank draft is $300 per year.

If a Purchase Payment would cause the Accumulation Value to exceed $1,000,000 or if the Accumulation Value already exceeds $1,000,000, additional Purchase Payments will be accepted only with the prior approval of the Company.

WHEN AN ACCUMULATION UNIT IS VALUED

The value of an Accumulation Unit is calculated each day the New York Stock Exchange is open for trading, or any day the Securities and Exchange Commission requires that the securities of mutual funds, unit investment trusts or other investment portfolios be valued. A day on which such valuation takes place is termed a "Valuation Date."

CREDITING ACCUMULATION UNITS

Each initial Net Purchase Payment for a Contract will be allocated to the Investment Division(s) of Fund A as specified by the Owner in the application. Each Net Purchase Payment will be credited to the Contract as specified by the Owner in the form of Accumulation Units. The number of Accumulation Units to be credited to a particular Investment Division is determined by dividing the dollar amount allocated to each specified Investment Division by such Investment Division's Accumulation Unit value next computed following the acceptance of the investment of the allocated amount by the Portfolio in which the Investment Division invests. A Contract's Accumulation Value may be allocated to no more than five Investment Divisions at any one time.

Persons desiring to purchase a Contract must send a completed application and an initial Purchase Payment to the Company at its Service Center. If the application can be accepted in the form received, the initial Purchase Payment generally will be credited to the Contract within two business days after receipt. (See "Delayed Investment Start Date.") Acceptance of any application is subject to approval by the Company. If the initial Purchase Payment cannot be credited within five business days after receipt because the application is incomplete, the Company will contact the applicant and explain the reason for the delay. The Company will not retain a Purchase Payment for more than five business days while processing an incomplete application unless it has been authorized by the purchaser.

ACCUMULATION UNIT VALUE

The value of an Accumulation Unit for each Investment Division was established at $10.00 for the first Valuation Period. The value of an Accumulation Unit increases or decreases in proportion to the net investment return of the Investment Division. Such value is determined by multiplying the value of an Accumulation Unit on the immediately preceding valuation date by the Net Investment Factor for the period since that date. Because the Owner bears the investment risk, there is no guarantee as to the Accumulation Value of a Contract; such value may be less than, equal to, or more than the amounts initially allocated to the Investment Divisions.

EXCHANGE OF VARIABLE ACCUMULATION UNITS

Before the Annuity Commencement Date, the Owner may exchange the value of a designated number of Accumulation Units of a particular Investment Division credited to the Contract for Accumulation Units of an equal dollar value of another Investment Division. No more than five exchanges may be made within each Contract Year. Exchanges will be made using the Accumulation Unit values described below under "Determination of Accumulation Unit Values upon Exchange." The Company reserves the right to modify the transfer privilege, or to limit the amount of or reject any exchange, as it deems appropriate at any time, to prevent abuse of the transfer and exchange privilege to the disadvantage of other Owners.

SYSTEMATIC TRANSFERS - DOLLAR COST AVERAGING


The Company permits systematic transfers, such as a dollar cost averaging program, that an Owner may initiate by telephone or by written request to the Company at its Service Center. Through systematic transfers, designated amounts are transferred, at the close of the last Valuation Period of each pre-selected period, from a selected Investment Option to other pre-selected Investment Options. The Owner may select from among the following periods, or any other period acceptable to the Company: monthly, quarterly, semi-annually or annually. The dollar cost averaging program permits transfers from the Federated Prime Money Fund II Investment Division to other Investment Options on a regularly scheduled basis. Through use of systematic transfers, instead of transfers of the total Accumulation Value at one particular time, an Owner may be less susceptible to the impact of market fluctuations. Systematic transfers may prevent investing too much when the price of shares is high and too little when the price of shares is low. However, since systematic transfers, such as dollar cost averaging, involve continuous investment regardless of fluctuating price levels, the purchaser should consider his ability to continue purchases through periods of low price levels. The minimum amount which may be transferred at any time is $100. The

Company requires $1,200 of Accumulation Value to be in the Prime Money Fund II Investment Division before a "dollar cost averaging" program may begin under a Contract. Systematic transfers under the dollar cost averaging program are not taken into account for purposes of determining the number of premitted transfers within a year. The Company does not currently charge for enrolling in the dollar cost averaging program, but reserves the right to do so.

ASSET REBALANCING PROGRAM

The Company administers an asset rebalancing program that an Owner may initiate by telephone or by written request to the Company at its Service Center. The asset rebalancing program enables the Owner to indicate to the Company the percentage levels of Accumulation Value he or she would like to maintain in particular Investment Options. At the close of the last Valuation Period each pre-selected period, the Accumulation Value will be automatically rebalanced to maintain the indicated percentages by transfers among the Investment Options. The Owner may select from among the following periods, or any other period acceptable to the Company: quarterly, semi-annually or annually. All Accumulation Value must be included in the asset rebalancing program. Other investment programs, such as systematic transfers and systematic withdrawals, or other transfers or withdrawals may not work in concert with the asset rebalancing program. Therefore, Owners should monitor their use of these programs and other transfers or withdrawals while the asset rebalancing program is being used.

Transfers under the asset rebalancing program are not taken into account for purposes of determining the number of permitted transfers within a year. The Company does not currently charge for enrolling in the asset rebalancing program, but reserves the right to do so.


DETERMINATION OF ACCUMULATION UNIT VALUES UPON EXCHANGE

Following receipt of a request for any exchange by the Company at the Service Center, the Accumulation Unit Value of any Investment Division from which an exchange is made is determined at the close of the concurrent Valuation Period or, if later, at the close of the Valuation Period during which the underlying Portfolio of such Investment Division accepts and effects orders for redemption of shares relating to such exchange. Upon receipt of the redemption proceeds, the Accumulation Unit Value of any Investment Division to which an exchange is made is determined at the close of the concurrent Valuation Period or, if later, at the close of the first subsequent Valuation Period during which the underlying Portfolio of the Investment Division to which the exchange is made accepts and effects orders for purchases of shares relating to such exchange.

NET INVESTMENT FACTOR

The Net Investment Factor for an Investment Division's Valuation Period reflects the investment experience of the Portfolio in which the Investment Division invests as well as the charges assessed against the Investment Division. The factor is calculated by:

1. Taking the net asset value as of the end of the current Valuation Period of the Portfolio in which the Division invests.

2. Adding to (1) the amount of any dividend or capital gains distribution declared during the current Valuation Period by the Portfolio. A charge for taxes, if any, is subtracted from that amount.

3. Dividing (2) by the net asset value of the Portfolio at the end of the preceding Valuation Period.

4. Subtracting a charge not to exceed the sum of the daily mortality and expense risk charge for each day in the Valuation Period. See "CHARGES TO FUND A."

The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Accumulation Unit may increase or decrease or remain the same.

ACCUMULATION VALUE

The Accumulation Value of a Contract on any given date is the dollar value of a Contract. It is first determined in each Investment Division by multiplying the value of an Accumulation Unit of such Investment Division on that date by the number of Accumulation Units credited to the Contract in such Investment Division. The resulting Accumulation Value of each applicable Investment Division is then totaled to determine the Accumulation Value of that Contract. The resulting value may be reduced by the amount of any applicable taxes not previously deducted.

WITHDRAWAL PRIOR TO ANNUITY COMMENCEMENT DATE

If permitted by any plan under which the Contract is issued, the Owner may surrender his or her interest in the Contract, in whole or in part, for cash before the Annuity Commencement Date. Such a withdrawal generally would result in adverse federal tax consequences to the Owner. These consequences could include (i) current taxation of payments received and (ii) penalties because of a premature distribution. (See "FEDERAL TAX CONSIDERATIONS.") The withdrawal value will be determined as of the end of the applicable Valuation Dates during which the withdrawal request is accepted.

Any partial withdrawal is subject to a $500 minimum and, at the Company's option, may or may not be made if it would result in reducing the Accumulation Value to less than $500 on the date of withdrawal. A withdrawal request must be accompanied by the Contract only when a complete withdrawal is requested. Both complete and partial withdrawals are subject to the possible imposition of the Termination Charge. (See "Charge for Partial and Total Withdrawals.") No withdrawals may be made after the Annuity Commencement Date.

CERTAIN ADMINISTRATIVE PROCEDURES

Described below are some of the Company's current administrative procedures. The Company reserves the right to change them from time to time.

EXCHANGES. Exchanges of the value of Accumulation Units or Annuity Units between Investment Divisions may be made either in writing in such form as the Company may require or by telephone to the Company at the Service Center. If an exchange is made by telephone, the Owner must call the Service Center by 4:00 p.m., Eastern time, and give the Company the Owner's name, Contract number and personal identification number. Calls received after such time will be processed on the next business day. The Company will confirm the exchange over the telephone and then follow up in writing. Telephone exchanges may be made only after the Company has accepted a telephone authorization form from the Owner. See "Determination of Accumulation Unit Values Upon Exchange." The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company tape records all telephone instructions.

WITHDRAWALS. Requests for withdrawals may be made in writing in such form as the Company may require. Under normal conditions, the Company will usually send the withdrawal funds within seven calendar days of a withdrawal request, except as the Company may be permitted to defer such payment in accordance with the 1940 Act. (See "Charge for Partial and Total Withdrawals.")

SIGNATURE GUARANTEES. Certain Contract changes and transactions require a signature guarantee. The signature must be guaranteed by a national bank or trust company (not a savings bank or federal savings and loan association), a member bank of the Federal Reserve System or a member firm of a national securities exchange. Currently, signatures must be guaranteed on written requests for withdrawals and exchanges, forms for change of name, Owner and Beneficiary designation, and telephone authorization forms, if not submitted with the application for the Contract.

                                 ANNUITY PERIOD

GENERAL

On the Annuity Commencement Date, the Adjusted Value of a Contract will be applied, as specified by the Owner, under one of the Annuity Options provided in the Contract or under such other Annuity Option as may be agreed to by the Company. Such value may be more or less than the amount of Net Purchase Payments. Annuity Payments may be made on a fixed or variable basis or both. Annuity Payments made on a variable basis will vary with the investment experience of the Investment Divisions to which the Adjusted Value is allocated by the Owner.

ASSUMED INVESTMENT RATE

The assumed investment rate used by the Company is 3.5% per year. The assumed investment rate is used to determine the first monthly Variable Annuity Payment per $1,000 of Adjusted Value. It should not be inferred that such rate will bear any relationship to the actual net investment experience of Fund A.

ELECTION AND EFFECTIVE DATE OF ELECTION

During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Owner may elect to have the Adjusted Value of the Contract applied on the Annuity Commencement Date under one of the Annuity Options provided in the Contract. The Owner may also change any election, but any election must be effective at least 30 days prior to the Annuity Commencement Date. This election or change may be made by filing with the Company a written election in such form as the Company may require. Any such election or change will become effective on the date it is received in good order by the Company at the Service Center.

If no such election is in effect on the 30th day prior to the Annuity Commencement Date, the Adjusted Value of the Contract will be applied under Variable Annuity Option B, for a Life Annuity with 120 monthly payments certain. (See "Annuity Options.")

Any such election may specify the proportion of the Adjusted Value of the Contract to be applied to Fund A and the Fixed Account. The election may also specify how all or any part of the Adjusted Value is to be allocated to the various Investment Divisions. In the event the election does not so specify, then 100% of the Adjusted Value of the Contract will be applied to the Federated Prime Money Fund II Division.

FIXED ANNUITY

Each Fixed Annuity Payment is determined in accordance with the annuity purchase rates found in the Contract which are based on the minimum guaranteed interest rate of 3.5% per year or, if more favorable to the Payee, in accordance with annuity purchase rates found in similar fixed annuity contracts then being issued by the Company on the Annuity Commencement Date. Once established, Fixed Annuity Payments will not change regardless of investment, mortality or expense experience.

VARIABLE ANNUITY

The Owner may elect to allocate all or part of the Adjusted Value of the Contract to one or more Investment Divisions of Fund A. If such election is made by the Owner, the amount of Annuity Payments will be determined as follows: On the Annuity Commencement Date, the first monthly Variable Annuity payment is determined by dividing the Adjusted Value by $1,000 and multiplying the result by the appropriate monthly Variable Annuity Payment reflected in the Contract, which is guaranteed not to change. The amount of this first monthly payment is then deducted from each Investment Division in proportion to the allocation of the Adjusted Value made by the Owner. In each Investment Division, the number of Annuity Units is determined by dividing the amount of the first payment so allocated by the Annuity Unit value for the Valuation Period which includes the seventh day prior to the Annuity Commencement Date. The number of Annuity Units in each Investment Division then remains unchanged. In each Investment Division, the value of an Annuity Unit was established at $10.00 for the first Valuation Period. The dollar amount of each Variable Annuity Payment after the first may increase, decrease or remain constant, and is determined by multiplying the number of Annuity Units in each Investment Division by the Annuity Unit value in that Investment Division for the Valuation Period which includes the seventh day prior to the due date of each subsequent Annuity Payment and adding the amounts so determined from each Investment Division.

VARIABLE ANNUITY UNIT VALUE

In each Investment Division, the value of an Annuity Unit in subsequent Valuation Periods is determined by multiplying the value of the Annuity Unit at the close of the preceding Valuation Period by the product of (a) the Net Investment Factor for the Valuation Period and (b) a factor determined actuarially to neutralize the Assumed Investment Rate.

EXCHANGE OF VARIABLE ANNUITY UNITS

After the Annuity Commencement Date, the Payee may exchange the value of a designated number of Variable Annuity Units of a particular Investment Division then credited to the Contract for Variable Annuity Units of another Investment Division, the value of which would be such that the dollar amount of an Annuity Payment made on the date the exchange is completed would be unaffected by the exchange. No more than five exchanges may be made within each Contract Year. Exchanges will be made using the Annuity Unit values for the Valuation Period as described under "Determination of Accumulation Unit Values Upon Exchange." (Also, see "Certain Administrative Procedures.")

ANNUITY OPTIONS

The Annuity Payments provided by the Contract are Fixed Annuities or Variable Annuities or a combination of both, as elected by the Owner.

The amount applied under each Annuity Option will produce a different initial Annuity Payment and stream of payments.

No election of any Annuity Option may be made unless an initial Annuity Payment of at least $25 would be provided. If this minimum is not met, the Company reserves the right to change the frequency of Annuity Payments so that this minimum is attained.

OPTION A. LIFE ANNUITY: Monthly Annuity Payments during the lifetime of the Annuitant. It would be possible under this Option for the Annuitant to receive only one Annuity Payment if he or she dies prior to the due date of the second Annuity Payment, two if he or she dies before the third Annuity Payment date, and so forth.

OPTION B. LIFE ANNUITY WITH PERIODS CERTAIN OF 60, 120, 180 OR 240 MONTHS:
Monthly Annuity Payments during the lifetime of the Annuitant and in any event for 60, 120, 180 or 240 months certain as elected by the Owner.

OPTION C. JOINT AND SURVIVOR ANNUITY: Monthly Annuity Payments payable during the joint lifetime of the Annuitant and the designated second person and during the lifetime of the survivor, at the percentage (either 100%, 75%, 66 2/3% or 50%) elected at the Annuity Commencement Date. No further payments will be made after the survivor's death.

OPTION D. JOINT AND CONTINGENT ANNUITY: Monthly Annuity Payments during the lifetime of the Annuitant and continuing during the lifetime of the designated second person after the death of the Annuitant at the percentage (either 100%, 75%, 66 2/3% or 50%) elected at the Annuity Commencement Date. No further payments will be made after the survivor's death.

OPTION E. FIXED PAYMENTS FOR A PERIOD CERTAIN: Fixed monthly Annuity Payments for any specified period (at least five years but not exceeding 30 years), as elected.

Annuity Options A, B, C, and D are available on a Fixed Annuity basis, a Variable Annuity basis or a combination of both. Under Annuity Options B and E, in the event of the death of the Annuitant, the guaranteed monthly payments will be paid to the Beneficiary during the remainder of the period selected. Annuity Option E is available on a Fixed Annuity basis only. Notwithstanding the fact that a mortality risk charge is assessed against the Contract value, Annuity Option E does not involve a life contingency, and thus a mortality risk charge is incurred, but no mortality risk is assumed by the Company.

MISSTATEMENT OF AGE OR SEX

If the age or sex of the Annuitant has been misstated, any annuity amounts payable shall be those which the proceeds applied would have purchased at the correct age and sex. After Annuity Payments have begun, the Company will pay immediately any underpayments and will deduct any overpayments from the succeeding payments as necessary for such payments to reflect the correct age or sex.

COMMUTATION

Except as provided under "Amounts Payable on Death of Payee After Annuity Commencement Date," there shall be no right to receive, after Annuity Payments have begun, the amount available for Annuity Payments in advance of the time specified in the Annuity Option selected or automatically placed in effect.

                                  DEATH BENEFIT

DEATH BENEFIT PROVIDED BY THE CONTRACT

If the Annuitant is not the Owner and the Owner dies while the Contract is in effect, while the Annuitant is living, and before the Annuity Commencement Date, the Company, upon receipt of due proof of death of the Owner, will pay a death benefit to the Owner's Beneficiary. (For Contracts owned by non-natural persons, the Annuitant will be deemed to be the Owner for this purpose and the death or a change of the Annuitant shall be treated as the death of the Owner.) If there is no Owner's Beneficiary living on the date of death of the Owner, the Company will pay the death benefit, upon receipt of due proof of the death of both the Owner and the Owner's Beneficiary, in one sum to the estate of the Owner. If the Owner's Beneficiary is not an individual or the death benefit is payable to the Owner's estate, the death benefit must be distributed within five years of the Owner's death. If the Owner's Beneficiary is an individual, such individual may receive payments in a lump sum or over a period of years not exceeding his or her life expectancy beginning not later than one year after the Owner's death. If the Owner's spouse is the Owner's Beneficiary, the spouse may elect to keep the Contract in effect and become the new Owner. If the Annuitant is not the Owner and the Owner dies before the Annuity Commencement Date, except in the case of a spouse who elects to become the new Owner, all rights of the Annuitant cease upon the Owner's death.

If the Annuitant (other than an Annuitant who is also the Owner or who is deemed to be the Owner as discussed above) dies while the Contract is in effect, while the Owner is living, and before the Annuity Commencement Date, the Company, upon receipt of due proof of death, will pay a death benefit to the Annuitant's Beneficiary, either in a lump sum or under one of the Annuity Options as provided under "Election and Effective Date of Election" below. If there is no Annuitant's Beneficiary living on the date of death of the Annuitant, the Company will pay the death benefit in a lump sum to the Owner upon receipt of due proof of the death of both the Annuitant and the Annuitant's Beneficiary.

When the Annuitant is also the Owner, any Death Benefits payable will be payable to the Annuitant's Beneficiary.

The Contract provides that upon the death of the Annuitant prior to the Annuity Commencement Date, the death benefit will be paid to the named Beneficiary.

On or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected or automatically placed in effect. In the event of the death of the Owner after the Annuity Commencement Date, benefits must be distributed at least as rapidly as the method of distribution in effect on the Owner's death.

ELECTION AND EFFECTIVE DATE OF ELECTION

During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Owner may elect to have the death benefit of the Contract applied under one of the Annuity Options (see "Annuity Options") to effect a Variable Annuity, a Fixed Annuity, or a combination of both, for the Annuitant's Beneficiary as Payee after the death of the Annuitant or for the Owner's Beneficiary as Payee after the death of the Owner. This election may be made and subsequently revoked by filing with the Company a written election or revocation of an election in such form as the Company may require. Any election or revocation of an election of a method of settlement of the death benefit by the Owner will become effective on the date it is received in good order by the Company at the Service Center. If no election of a method of settlement of the death benefit is in effect on the date of death, the Annuitant's Beneficiary or the Owner's Beneficiary, as the case may be, may elect (a) to receive the death benefit in the form of a lump-sum payment in which event the Contract will be canceled; or
(b) to have the death benefit of the Contract applied under one of the Annuity Options to effect (so long as the requirements in the "Death Benefit Provided by the Contract" section are met) a Variable Annuity, a Fixed Annuity, or a combination of both. This election may be made by filing with the Company a written election in such form as the Company may require. Any written election of a method of settlement of the death benefit will become effective on the later of: (a) the date the election is received in good order by the Company at the Service Center; or (b) the date due proof of the death of the Owner or the Annuitant, as applicable, is received by the Company at the Service Center. If a written election is not received by the Company within 60 days following the date due proof of death is received by the Company at the Service Center, the Annuitant's Beneficiary or the Owner's Beneficiary, as the case may be, if an individual, shall be deemed to have elected Variable Annuity Option B, for a life annuity with 120 months certain as of the last day of the sixty-day period.

AMOUNTS PAYABLE ON DEATH OF PAYEE AFTER ANNUITY COMMENCEMENT DATE

In the event of the death of a Payee on or after the Annuity Commencement Date, and prior to the expiration of a period certain under Annuity Option B or Annuity Option E, Annuity Payments for the remainder of such period certain will be paid to (a) the Annuitant's Beneficiary as such payments come due; or (b) the estate of the deceased Payee, if there is no Annuitant's Beneficiary then living, in a lump sum equal to the commuted value of such payments. All payments made in one sum by the Company are made in lieu of paying any remaining Annuity Payments under any Annuity Option then in effect. For Annuity Payments being made on a variable basis, the commuted value will be based on interest compounded annually at the assumed investment rate, and for Annuity Payments being made on a fixed basis, at the interest rate initially used in determining the amount for each payment. For Variable Annuity Payments, this calculation will also be based on the assumptions that the Annuity Unit values applicable to the remaining payments will be the Annuity Unit values for the Valuation Period which ends on the day before the date of the determination and that these values will remain unchanged thereafter.

PAYMENT OF DEATH BENEFIT

If the death benefit is to be paid in one sum to a Beneficiary, payment will be made within seven days of the date the Contract and due proof of death are received by the Company at the Service Center, except as the Company may be permitted to defer such payment in accordance with the 1940 Act. (See "DEFERMENT.") In the event of the death of either the Owner or the Annuitant prior to the Annuity Commencement Date, if settlement under one of the Annuity Options has been properly elected, the Annuity Commencement Date will be the business day immediately following the date of receipt of both the election and due proof of death by the Company at the Service Center.

AMOUNT OF DEATH BENEFIT

If Annuity Payments have not begun, the death benefit is equal to the greater of
(a) the Accumulation Value or (b) the sum of all Net Purchase Payments made under the Contract, less the sum of all amounts withdrawn.

The Accumulation Unit values used in determining the amount of the death benefit will be those determined at the close of the Valuation Period in which due proof of death and the Contract are received by the Company at the Service Center.

                                    DEFERMENT

The Company will ordinarily pay the value of any Contract, or will apply such amount to provide an annuity, within seven days after receipt of the proper request. However, the Company may defer any determination of the value to be paid and payment or any application of such amount for (i) any period during which the New York Stock Exchange is closed for other than customary weekend or holiday closings or during which trading thereon is restricted by the Securities and Exchange Commission; (ii) any period during which an emergency exists as a result of which it is not reasonably practicable to sell securities or fairly determine Accumulation Unit values or Annuity Unit values; or (iii) such other period as the Securities and Exchange Commission or other regulatory authority may permit for the protection of persons having an interest in Fund A.

                           RETIREMENT PLAN CONDITIONS

A Contract acquired in connection with a retirement plan or trust agreement may be subject to special tax consequences. Such plans may also limit the exercise by their participants of certain rights granted by a Contract. For example, although the Contract permits surrender of the value of a participant's Contract, the plan or trust pursuant to which the Contract was issued may not authorize the participant to exercise such right. Further, the plan or trust may provide that (i) only the Owner may exercise such right or (ii) only the Owner may exercise such right subject to the direction of the participants. Certain plans or trusts may require that a participant acquire a 100% vested or nonforfeitable interest in the benefits provided by the plan or trust before a participant may exercise any of the rights provided by the Contract. Applicants should review plans or trusts carefully and consult their tax advisers before purchasing a Contract.

                              OWNERSHIP PROVISIONS

OWNER

The Contract will belong to the Owner. All Contract rights and privileges may be exercised by the Owner without the consent of any Owner's Beneficiary, Annuitant or Annuitant's Beneficiary not irrevocably named, or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant except as otherwise provided in the Contract. The Annuitant becomes the Owner on and after the Annuity Commencement Date. The Annuitant's Beneficiary becomes the Owner on the death of the Annuitant after the Annuity Commencement Date.

CHANGE OF OWNERSHIP

Ownership of a Qualified Contract may be transferred: (i) to the Annuitant; (ii) to a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code; (iii) to the trustee of an Individual Retirement Account qualified under Section 408 of the Code for the benefit of the Owner; or (iv) as otherwise permitted from time to time by laws and regulations governing retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be assigned, alienated, garnished, attached or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company. The Owner of a Non-Qualified Contract may change the ownership of the Contract during the lifetime of the Annuitant and prior to the Annuity Commencement Date. The transfer of ownership may result in adverse federal tax consequences for the Owner. A change of ownership will not be binding upon the Company until written notification is received by the Company at the Service Center and will be effective as of the date on which the request for change was signed by the Owner; however, the change will be without prejudice to the Company on account of any action taken by the Company prior to receiving notice of the change.

ASSIGNMENT

A Contract may be assigned at any time before the Annuity Commencement Date unless restricted. For any assignment to be binding on the Company, the Company must receive a signed copy of it at the Service Center. The Company assumes no responsibility for the validity of any assignment. Any claim made under an assignment is subject to proof of interest and the extent of that interest.

                            BENEFICIARY DESIGNATIONS

The Owner's Beneficiary and Annuitant's Beneficiary designations contained in the application will remain in effect until changed. Subject to any irrevocable designation, the Owner may change or revoke the designation of an Owner's Beneficiary or Annuitant's Beneficiary at any time while the Annuitant is living by filing with the Company a written beneficiary designation in such form as the Company may require. The change or revocation will not be binding upon the Company until it is received in good order at the Service Center. When it is so received, the change will be effective as of the date on which the designation was signed; however, the change will be without prejudice to the Company on account of any payment made or any action taken by the Company prior to receiving the change.


                         OTHER CHANGES IN THE CONTRACTS

Only the President, Senior Vice President, Vice President, Secretary or Assistant Secretary of the Company has the authority to change any of the terms of the Contracts or waive any of the Company's rights. Any such change or waiver must be in writing and endorsed on the Contract.


                           FEDERAL TAX CONSIDERATIONS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL AND CERTAIN TAX QUALIFIED DEFERRED COMPENSATION PLANS. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE

FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED IN THIS PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans, there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, Fund A is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.

The Company intends that all Portfolios of VIST underlying the Contracts will be managed by the Investment Adviser for VIST, and that Federated Prime Money Fund II will be managed by its investment adviser to comply with the diversification requirements set forth in section 817(h) of the Code and Treasury Regulation 1.817-5 promulgated thereunder.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of Fund A will cause the Owner to be treated as the owner of the assets of Fund A, thereby resulting in the loss of favorable tax treatment for the Contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of Fund A resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of Fund A.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation, or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person or to Contracts held by a tax-qualified retirement plan described in sections 401, 403(a), 403(b), 408, 408A or 457 of the Code. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.


MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includable in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholdings done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
(a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or distributions for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includable in gross income (i.e., return of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

QUALIFIED PLANS

The Contracts offered by this prospectus are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. The following general descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described in this prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals-Qualified Contracts.")

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under the Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

SECTION 457-DEFERRED COMPENSATION PLANS. Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish deferred compensation plans for the benefit of their employees which may invest in annuity contracts. The Code, as in the case of Qualified Plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these Plans, contributions made for the benefit of the employees will not be includable in the employee's gross income until distributed from the Plan.


TAX TREATMENT OF WITHDRAWALS-QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract (other than a "qualified distribution" from a Roth IRA), a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. A "qualified distribution" from a Roth IRA is generally not subject to federal income taxation, but can only be made after the assets have been in the Roth IRA for 5 years and the Owner: (a) reaches age 591*2; (b) dies or is disabled (as defined in section 72(m)(7) of the Code); or (c) takes a qualified first-time homebuyer distribution (as defined in section 72(t)(8) of the Code). Special tax rules may be available for certain other distributions from a Qualified Contract.

The taxable portion of any distribution from a qualified retirement plan may be subject to a 10% penalty tax under section 72(t) of the Code. This penalty tax could apply to withdrawals from a Contract issued and qualified under Code sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities), 408 (Traditional IRAs) or 408A (Roth IRAs - "nonqualified distributions" only). It is not imposed on: (a) qualified rollovers or permitted direct transfers to a Traditional IRA, a Roth IRA, or to another eligible qualified plan; (b) distributions made on or after the date on which the Owner or Annuitant (as applicable) reaches age 591*2; (c) distributions following the death or disability (as defined in section 72(m)(7) of the Code) of the Owner or Annuitant (as applicable); (d) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary (Qualified Plans other than Traditional IRAs and Roth IRAs require the employee to be separated from service for this exception to apply); (e) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (f) distributions made to the Owner or Annuitant (as applicable) for payment of medical expenses which exceed 7.5% of adjusted gross income; (g) distributions made to an alternate payee pursuant to a qualified domestic relations order; (h) distributions from a Traditional IRA or from a Roth IRA for payment of health insurance premiums while unemployed if certain conditions are met; (i) amounts paid from a Traditional IRA and Roth IRA for qualified higher education expenses (as defined in section 72(t)(7) of the Code); and (j) amounts paid from a Traditional IRA or Roth IRA as a qualified first-time homebuyer distribution (as defined in section 72(t)(8) of the Code). The exceptions stated in (e) and (g) above do not apply to a Traditional IRA or to a Roth IRA.

Generally, distributions from a qualified plan (other than a Roth IRA) are required to start no later than April 1 of the calendar year, following the year in which the employee attains age 701*2 or retires, whichever is later. These required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If any required minimum distributions are not made, a 50% penalty tax is imposed on the amount not distributed.


TAX ADVICE AND OTHER TAXES

The description in this prospectus of the federal tax treatment of amounts invested and received under the Contracts is not intended as tax advice and is for general informational purposes only. For complete information on such federal and state tax consequences, a competent tax adviser should be consulted.

The discussion of federal tax consequences in this prospectus is based on the law in effect on the date of this prospectus, which is subject to change. Tax laws affecting variable annuities have changed in recent years and numerous proposals for additional changes continue to be considered by the IRS and Congress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

First Variable Capital Services, Inc. ("FVCS"), a wholly-owned subsidiary of the Company, is the distributor of the Contracts. The Contracts are sold by broker-dealers who are members of the National Association of Securities Dealers, Inc. ("NASD"). FVCS is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is also a member of the NASD.


                                LEGAL PROCEEDINGS

There are no material pending legal proceedings to which Fund A, FVCS or the Company are a party.

                                PERIODIC REPORTS

During the Accumulation Period, the Company will send the Owner, at least once during each Contract Year, a statement showing the number, type and value of the Accumulation Units credited to the Contract, which statement shall be accurate as of a date not more than two months prior to the date of mailing. In addition, the Owner will receive such reports or prospectuses concerning Fund A and the Investment Options as may be required by the 1940 Act and the Securities Act of 1933. The Company will also send such statements reflecting transactions in the Contract as may be required by applicable laws, rules and regulations.

                                STATE REGULATION

The Company is subject to the laws of Arkansas governing life insurance companies and to regulation by the Arkansas Commissioner of Insurance (the "Commissioner"). An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 of each year covering the operations of the Company for the preceding year and its financial condition on December 31 of such year. Its books and assets are subject to review and examination by the Commissioner at all times, and a full examination of its operations is conducted by regulatory authorities at least once every three years.

In addition, the Company is subject to the insurance laws and regulations of the other jurisdictions in which it is licensed to do business. Generally, the insurance departments of such jurisdictions apply the laws of Arkansas in determining the permissible investments of the Company.

                              RESERVATION OF RIGHTS


The Company reserves the right at any time to add or delete certain types of Contracts for sale. The Company also reserves the right, in compliance with applicable law (including any required approval by the Securities and Exchange Commission), to make available additional mutual funds and additional Portfolios of VIST in order to enhance the investment choices available to Owners. The Company has agreed with the Securities and Exchange Commission that Fund A will invest only in mutual funds which have undertaken to have a board of directors (a majority of whom are not interested persons of the mutual fund) which would formulate and approve any plan under Rule 12b-1 of the 1940 Act to finance distribution expenses. The Company reserves the right, subject to compliance with applicable law, to change the name of Fund A.


                                    INQUIRIES

Any inquiries by an Owner about a Contract should be directed to the Company's Service Center at (501) 374-4800.

                                 PRIOR CONTRACTS


The Company previously issued other variable annuity contracts funded in Fund A, which continue to be funded in Fund A on the date of this prospectus. These contracts were issued to: (i) individuals who wanted an annuity contract outside the scope of an employer-sponsored plan or an individual retirement annuity;
(ii) employees covered under employer pension, profit-sharing, annuity and certain deferred compensation plans qualified under the Code; or (iii) individuals through an individual retirement annuity described in Section 408(b) of the Code.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


General Information and History..............................................
Independent Auditors.........................................................
Legal Counsel................................................................
Underwriter..................................................................
Custody of Assets............................................................
Yield Calculation for Federated Prime Money Fund II Division.................
ARDC Performance Information.................................................
Financial Statements.........................................................

                                     PART B

                          FIRST VARIABLE ANNUITY FUND A
                                       AND
                      FIRST VARIABLE LIFE INSURANCE COMPANY


                               ------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 1998

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THIS DOCUMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED THE SAME DATE AS THIS STATEMENT OF ADDITIONAL INFORMATION. A COPY OF THE PROSPECTUS MAY BE OBTAINED BY WRITING OR CALLING THE COMPANY AT 323 CENTER STREET, SUITE 1200, THE TOWER BUILDING, LITTLE ROCK, AR 72201, (501) 374-4800.

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----
General Information and History.....................................

Independent Auditors................................................

Legal Counsel.......................................................

Underwriter.........................................................

Custody of Assets...................................................

Yield Calculation for Federated Prime Money Fund II Division .......

ARDC Performance Information........................................

Financial Statements................................................

                         GENERAL INFORMATION AND HISTORY

First Variable Annuity Fund A ("Fund A") is a separate account of the Company. The Company is a wholly-owned subsidiary of Irish Life of North America, Inc. which is a beneficially-owned subsidiary of Irish Life plc Dublin, Republic of Ireland. Information regarding the Company, its ownership and history is contained in the prospectus.

                              INDEPENDENT AUDITORS


The consolidated financial statements of First Variable Life Insurance Company at December 31, 1997 and 1996 and for each of the three years in the period ended December 31, 1997 and the financial statements of First Variable Life Insurance Company - First Variable Annuity Fund A at December 31, 1997 and 1996 and for each of the years then ended appearing in this Statement of Additional Information have been audited by Ernst & young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                                  LEGAL COUNSEL

Legal matters in connection with the Contracts have been reviewed by the Company's Legal Department. Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut, has provided advice on certain matters relating to the federal securities and tax laws.

                                   UNDERWRITER

First Variable Capital Services, Inc. ("FVCS"), a wholly-owned subsidiary of the Company, is the principal underwriter of the Contracts. Registered representatives of other broker-dealers who are members of the National Association of Securities Dealers, Inc., ("NASD") and who are authorized by FVCS will sell the Contract. FVCS is registered with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934 as a broker-dealer and is also a member of the NASD. The Contracts are offered on a continuous basis.

                                CUSTODY OF ASSETS

The Company holds the assets of Fund A. These assets are held separate and apart from the General Account.

          YIELD CALCULATION FOR FEDERATED PRIME MONEY FUND II DIVISION


The Federated Prime Money Fund II Division of the Separate Account will calculate its current yield based upon the seven days ended on the date of calculation. For the seven calendar days ended December 31, 1997, the annualized yield for the Federated Prime Money Fund II Division was 4.23% and the effective yield was 4.32%.

For the seven calendar days ending December 31, 1997, the annualized and effective yields for the Federated Prime Money Fund II Division are based on the performance of shares of the VIST Cash Management Portfolio then held by the Division.

The current yield of the Federated Prime Money Fund II Division is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Investment Division at the beginning of the period, subtracting the Mortality and Expense Risk Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

The Federated Prime Money Fund II Division computes its effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Federated Prime Money Fund II Division assets.

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

                          ARDC PERFORMANCE INFORMATION


From time to time, the Company may advertise standardized performance data for Contracts issued to the Arkansas Deferred Compensation Plan. Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deductions of a 1.00% Mortality and Expense Risk Charge and the investment advisory fee for the underlying Portfolio being advertised.

The annualized total returns as of December 31, 1997 and for 5 years and for the life of the Portfolio (or 10 years, if the Portfolio has been in existence for more than 10 years) for each Investment Division are listed below:

                                            1 YEAR     5 YEARS    LIFE OF FUND
                                            ------     -------    ------------
Small Cap Growth (inception 5/4/95)         -0.27%       N/A        20.22%
World Equity (inception 6/10/88)             8.89%     13.68%        7.25%
Growth (inception 5/1/87)                   22.39%     17.21%       14.87%
Matrix Equity (inception 6/16/88)           20.84%     13.73%       12.56%
Growth & Income (inception 5/31/95)         26.92%       N/A        19.65%
Multiple Strategies (inception 5/5/87)      20.58%     14.15%       12.47%
High Income (inception 6/1/87)              12.41%      9.50%       10.15%
US Government Bond (inception 5/27/87)       8.28%      6.44%        7.55%


The Company may also advertise non-standardized performance information which does not include all charges.


The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of time periods described. The formula used in these calculations is:


                       [P(1 + T) to the power of n] = ERV

Where:
P     =     a hypothetical initial payment of $1,000
T     =     average annual total return
n     =     number of years
ERV   =     ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

In addition to total return data, the Company may include yield information in its advertisements. For each Investment Division (other than the Cash Management and Federated Prime Money Fund II Investment Divisions) for which the Company will advertise yield, it will show a yield quotation based on a 30 day (or one month) period ended on the date of the most recent balance sheet of the Separate Account included in the registration statement, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:
                                     a-b     6
                          YIELD = 2[----- +1)  -1]
                                     cd
      a= Net investment income earned during the period by VIST attributable to shares owned by the Sub-Account.

      b=    Expenses accrued for the period (net of reimbursements).

      c= The average daily number of Accumulation Units outstanding during the period.

      d= The maximum offering price per Accumulation Unit on the last day of the period.

The US Government Bond Investment Division's yield for the period ended December 31, 1997 was 6.49%.

The High Income Bond Investment Division's yield for the period ended December 31, 1997 was 7.46%.

Owners should note that the investment results of each Investment Division will fluctuate over time, and any presentation of the Investment Division's total return or yield for any period should not be considered as a representation of what an investment may earn or what an Owner's total return or yield may be in any future period.

                              FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                              Financial Statements

      First Variable Life Insurance Company - First Variable Annuity Fund A

                          Year ended December 31, 1997

                         Report of Independent Auditors


To the Board of Directors of First Variable Life Insurance Company and Contract Owners of First Variable Annuity Fund A


We have audited the accompanying statement of assets, liabilities and contract owners' equity of First Variable Life Insurance Company--First Variable Annuity Fund A as of December 31, 1997, and the related statement of operations for the year then ended, and the statements of changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of First Variable Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of the securities owned as of December 31, 1997 by correspondence with Variable Investors Series Trust and Federated Investors. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Variable Life Insurance Company--First Variable Annuity Fund A at December 31, 1997, the results of its operations for the year then ended, and the changes in its contract owners' equity for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


                                                          /s/ Ernst & Young LLP

Boston, Massachusetts
January 30, 1998

                     First Variable Life Insurance Company--
                          First Variable Annuity Fund A

          Statement of Assets, Liabilities and Contract Owners' Equity

                                December 31, 1997

                                                           FEDERATED                     HIGH
                                                             PRIME                      INCOME     MULTIPLE
                                                             MONEY        GROWTH         BOND     STRATEGIES
                                               TOTAL        FUND II      DIVISION      DIVISION    DIVISION
                                            ----------------------------------------------------------------
ASSETS
Investments in Variable Investors
   Series Trust at value (cost
   $27,959,575)                             $36,841,380                 $30,058,474    $587,902   $2,078,242
Investments in Federated Prime Money
   Fund II at value (cost $943,160)             943,160    $943,160
Receivable from First Variable Life
   Insurance Company                             11,224                       7,839          13
                                            ----------------------------------------------------------------

Total assets                                $37,795,764    $943,160     $30,066,313    $587,915   $2,078,242
                                            ================================================================

LIABILITIES
Payable to First Variable Life
   Insurance Company                        $     4,918    $  3,777                               $    1,140

CONTRACT OWNERS' EQUITY
Annuity contracts in payment period              46,420                 $    46,420
Variable annuity contract owners'
   equity                                    37,744,426     939,383      30,019,893    $587,915    2,077,102
                                            ----------------------------------------------------------------
Total contract owners' equity                37,790,846     939,383      30,066,313     587,915    2,077,102
                                            ----------------------------------------------------------------
Total liabilities and contract owners'
   equity                                   $37,795,764    $943,160     $30,066,313    $587,915   $2,078,242
                                            ================================================================

                                                            U.S.                                 SMALL
                                               MATRIX    GOVERNMENT      WORLD     GROWTH &       CAP
                                               EQUITY       BOND        EQUITY      INCOME       GROWTH
                                              DIVISION    DIVISION     DIVISION    DIVISION     DIVISION
                                              ----------------------------------------------------------
ASSETS
Investments in Variable Investors
   Series Trust at value (cost
   $27,959,575)                               $706,305   $1,578,678   $1,115,263   $272,209     $444,307
Investments in Federated Prime Money
   Fund II at value (cost $943,160)
Receivable from First Variable Life
   Insurance Company                               676                     1,596        402          698
                                              ----------------------------------------------------------

Total assets                                  $706,981   $1,578,678   $1,116,859   $272,611     $445,005
                                              ==========================================================

LIABILITIES
Payable to First Variable Life
   Insurance Company                                     $        1

CONTRACT OWNERS' EQUITY
Annuity contracts in payment period
Variable annuity contract owners'
   equity                                     $706,981    1,578,677   $1,116,859   $272,611     $445,005
                                              ----------------------------------------------------------
Total contract owners' equity                  706,981    1,578,677    1,116,859    272,611      445,005
                                              ----------------------------------------------------------
Total liabilities and contract owners'
   equity                                     $706,981   $1,578,678   $1,116,859   $272,611     $445,005
                                              ==========================================================


See accompanying notes.

                     First Variable Life Insurance Company--
                          First Variable Annuity Fund A

                             Statement of Operations

                          Year ended December 31, 1997

                                                           FEDERATED                     HIGH
                                                             PRIME                      INCOME     MULTIPLE
                                                             MONEY        GROWTH         BOND     STRATEGIES
                                               TOTAL        FUND II      DIVISION      DIVISION    DIVISION
                                            ----------------------------------------------------------------
Investment income:
   Dividends                                $3,183,091      $40,305     $2,461,216      $39,143    $171,668

Expenses:
   Fees paid to First Variable Life
      Insurance Company:
        Risk and administrative charges        352,970        7,900        282,436        5,730      18,439
                                            ---------------------------------------------------------------
Net investment income                        2,830,121       32,405      2,178,780       33,413     153,229

Realized and unrealized gain (loss)
   on investments:
     Realized gain (loss) on Variable
        Investors Series Trust shares
        redeemed                               694,133                     696,027         (157)     18,246
     Net unrealized appreciation
        (depreciation) on investments
        during the year                      2,760,589                   2,628,680       26,902     160,828
                                            ---------------------------------------------------------------
Net realized and unrealized gain
   (loss) on investments                     3,454,722                   3,324,707       26,745     179,074
                                            ---------------------------------------------------------------
Net increase in contract owners'
   equity resulting from operations         $6,284,843      $32,405     $5,503,487      $60,158    $332,303
                                            ===============================================================

                                                            U.S.                                 SMALL
                                               MATRIX    GOVERNMENT      WORLD     GROWTH &       CAP
                                               EQUITY       BOND        EQUITY      INCOME       GROWTH
                                              DIVISION    DIVISION     DIVISION    DIVISION     DIVISION
                                              ----------------------------------------------------------
Investment income:
   Dividends                                  $162,241    $103,598    $ 166,676     $22,764      $15,480

Expenses:
   Fees paid to First Variable Life
      Insurance Company:
        Risk and administrative charges          6,360      16,463       11,157       1,124        3,361
                                              ----------------------------------------------------------

Net investment income                          155,881      87,135      155,519      21,640       12,119

Realized and unrealized gain (loss)
   on investments:
     Realized gain (loss) on Variable
        Investors Series Trust shares
        redeemed                                 6,868     (74,951)      43,167       2,976        1,957
     Net unrealized appreciation
        (depreciation) on investments
        during the year                        (45,194)    111,208     (115,269)     (4,695)      (1,871)
                                              ----------------------------------------------------------
Net realized and unrealized gain
   (loss) on investments                       (38,326)     36,257      (72,102)     (1,719)          86
                                              ----------------------------------------------------------
Net increase in contract owners'
   equity resulting from operations           $117,555    $123,392    $  83,417     $19,921      $12,205
                                              ==========================================================



See accompanying notes.

                     First Variable Life Insurance Company--
                          First Variable Annuity Fund A

                Statements of Changes in Contract Owners' Equity

                    Periods ended December 31, 1997 and 1996

                                                                       FEDERATED
                                                                         PRIME
                                                                         MONEY         CASH MANAGEMENT
                                                  TOTAL                 FUND II            DIVISION
                                            1997          1996          1997(1)      1997          1996
                                        -----------------------------------------------------------------
OPERATIONS
Net investment income (loss)            $ 2,830,121   $ 1,639,338   $   32,405                   $ 30,013
Realized gain (loss) on Variable
   Investors Series Trust shares
   redeemed                                 694,133     1,753,700
Net unrealized appreciation
   (depreciation) on investments
   during the period                      2,760,589     2,508,047
                                        -----------------------------------------------------------------
Net increase in contract owners'
   equity resulting from operations       6,284,843     5,901,085       32,405                     30,013
                                        -----------------------------------------------------------------

FROM CONTRACT OWNER TRANSACTIONS
Net proceeds from sale or transfer
   of accumulation units                  2,595,579     1,746,244    1,041,781    $(945,678)       25,028
Cost of accumulation units
   terminated and exchanged              (2,852,911)   (4,701,471)    (134,803)                    12,260
                                        -----------------------------------------------------------------
Increase (decrease) in contract
   owners' equity from contract
   owner transactions                      (257,332)   (2,955,227)     906,978     (945,678)       37,288
                                        -----------------------------------------------------------------

Increase (decrease) in contract
   owners' equity                         6,027,511     2,945,858      939,383     (945,678)       67,301
Contract owners' equity at
   beginning of period                   31,763,335    28,817,477                   945,678       878,377
                                        -----------------------------------------------------------------
Contract owners' equity at end of
   period                               $37,790,846   $31,763,335   $  939,383    $       0      $945,678
                                        =================================================================


                                                      GROWTH               HIGH INCOME BOND
                                                     DIVISION                  DIVISION
                                                1997          1996         1997         1996
                                            --------------------------------------------------
OPERATIONS
Net investment income (loss)                $ 2,178,780   $ 1,257,055    $ 33,413     $ 17,324
Realized gain (loss) on Variable
   Investors Series Trust shares
   redeemed                                     696,027     1,743,373        (157)      (6,197)
Net unrealized appreciation
   (depreciation) on investments
   during the period                          2,628,680     2,495,804      26,902       23,690
                                            --------------------------------------------------
Net increase in contract owners'
   equity resulting from operations           5,503,487     5,496,232      60,158       34,817
                                            --------------------------------------------------

FROM CONTRACT OWNER TRANSACTIONS
Net proceeds from sale or transfer
   of accumulation units                      1,438,505       962,137      70,331       57,090
Cost of accumulation units
   terminated and exchanged                  (2,251,117)   (4,419,986)    148,581      (33,687)
                                            --------------------------------------------------
Increase (decrease) in contract
   owners' equity from contract
   owner transactions                          (812,612)   (3,457,849)    218,912       23,403
                                            --------------------------------------------------

Increase (decrease) in contract
   owners' equity                             4,690,875     2,038,383     279,070       58,220
Contract owners' equity at
   beginning of period                       25,375,438    23,337,055     308,845      250,625
                                            --------------------------------------------------
Contract owners' equity at end of
   period                                   $30,066,313   $25,375,438    $587,915     $308,845
                                            ==================================================






(1)  From commencement of operations, January 2, 1997

                     First Variable Life Insurance Company--
                          First Variable Annuity Fund A

          Statements of Changes in Contract Owners' Equity (continued)

                    Periods ended December 31, 1997 and 1996


                                            MULTIPLE STRATEGIES      MATRIX EQUITY      U.S. GOVERNMENT BOND       WORLD EQUITY
                                                  DIVISION             DIVISION               DIVISION               DIVISION
                                              1997        1996      1997      1996        1997        1996        1997       1996
                                          -----------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)              $  153,229  $  147,421  $155,881  $ 31,984  $   87,135  $  137,797  $  155,519   $ 17,822
Realized gain (loss) on Variable
   Investors Series Trust shares redeemed     18,246       5,073     6,868     6,391     (74,951)    (13,075)     43,167     18,648
Net unrealized appreciation
   (depreciation) on investments during
   the period                                160,828      46,232   (45,194)  (21,107)    111,208     (95,325)   (115,269)    56,123
                                          -----------------------------------------------------------------------------------------
Net increase in contract owners' equity
   resulting from operations                 332,303     198,726   117,555    17,268     123,392      29,397      83,417     92,593
                                          -----------------------------------------------------------------------------------------

FROM CONTRACT OWNER TRANSACTIONS
Net proceeds from sale or transfer of
   accumulation units                        346,879     191,831   103,422   127,302      27,448      93,089     192,176    176,494
Cost of accumulation units terminated
   and exchanged                             (67,074)   (118,256)  (22,272)  (56,130)   (615,522)   (132,616)   (104,216)    (9,008)
                                          -----------------------------------------------------------------------------------------
Increase (decrease) in contract owners'
   equity from contract owner
   transactions                              279,805      73,575    81,150    71,172    (588,074)    (39,527)     87,960    167,486
                                          -----------------------------------------------------------------------------------------

Increase (decrease) in contract owners'
   equity                                    612,108     272,301   198,705    88,440    (464,682)    (10,130)    171,377    260,079
Contract owners' equity at beginning of
   period                                  1,464,994   1,192,693   508,276   419,836   2,043,358   2,053,488     945,482    685,403
                                          -----------------------------------------------------------------------------------------

Contract owners' equity at end of period  $2,077,102  $1,464,994  $706,981  $508,276  $1,578,676  $2,043,358  $1,116,859   $945,482
                                          =========================================================================================

                     First Variable Life Insurance Company--
                          First Variable Annuity Fund A

          Statements of Changes in Contract Owners' Equity (continued)

                    Periods ended December 31, 1997 and 1996



                                                      GROWTH & INCOME               SMALL CAP GROWTH
                                                          DIVISION                       DIVISION
                                                    1997            1996(2)        1997          1996(2)
                                            ---------------------------------------------------------------
OPERATIONS
Net investment income (loss)                      $ 21,640         $   111       $ 12,119       $   (189)

Realized gain (loss) on Variable Investors
   Series Trust shares redeemed                      2,976            (233)         1,957           (280)
Net unrealized appreciation (depreciation)
   on investments during the period                 (4,695)            536         (1,871)         2,094
                                            ---------------------------------------------------------------
Net increase in contract owners' equity
   resulting from operations                        19,921             414         12,205          1,625
                                            ---------------------------------------------------------------

FROM CONTRACT OWNER TRANSACTIONS
Net proceeds from sale or transfer of
   accumulation units                              155,934          25,033        164,781         88,240
Cost of accumulation units terminated
   and exchanged                                    72,359          (1,049)       121,153         57,001
                                            ---------------------------------------------------------------
Increase (decrease) in contract owners'
   equity from contract owner transactions         228,293          23,984        285,934        145,241
                                            ---------------------------------------------------------------

Increase (decrease) in contract owners'
   equity                                          248,214          24,398        298,139        146,866
Contract owners' equity at beginning of
   period                                           24,398                        146,866
                                            ---------------------------------------------------------------

Contract owners' equity at end of period          $272,612         $24,398       $445,005       $146,866
                                            ===============================================================


See accompanying notes.

 .
(2)  From commencement of operations, May 1, 1996

     FIRST VARIABLE LIFE INSURANCE COMPANY -- FIRST VARIABLE ANNUITY FUND A
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997


1.   ORGANIZATION

First Variable Annuity Fund A (the Fund) is a segregated account of First Variable Life Insurance Company (First Variable Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Eight of the nine investment divisions of the Fund are invested solely in the shares of the eight corresponding portfolios of the Variable Investors Series Trust (the Trust), a no-load, diversified, open-end, series management investment company registered under the 1940 Act. The remaining investment division, formerly the Cash Management Division of the Trust, is invested in the Federated Prime Money Fund II (Federated), a portfolio of Federated Insurance Series Trust, an open end management investment company. First Variable Life liquidated its investment in the Cash Management Division on January 2, 1997. Under applicable insurance law, the assets and liabilities of the Fund are clearly identified and distinguished from the other assets and liabilities of First Variable Life. The Fund cannot be charged with liabilities arising out of any other business of First Variable Life.

First Variable Life is a wholly-owned subsidiary of Irish Life of North America, Inc. (ILoNA), which is a wholly-owned subsidiary of Irish Life, plc. (Irish
Life) of Dublin, Ireland. First Variable Life is domiciled in the State of Arkansas.

The assets of the Fund are not available to meet the general obligations of First Variable Life or ILoNA and are held for the exclusive benefit of the contract owners participating in the Fund.

During 1997, the Tilt Utility Division, the Common Stock Division and the Small Cap Division were renamed the Matrix Equity Division, the Growth Division and the Small Cap Growth Division, respectively.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

INVESTMENTS

The investments in shares of the Trust and Federated are stated at the net asset value per share of the respective portfolios of the Trust and Federated. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares sold and redeemed is determined on the first-in, first-out method. Dividends and capital gain distributions received from the Trust and Federated are reinvested in the respective additional shares of the Trust and Federated and are recorded as income by the Fund on the ex-dividend date.

FEDERAL INCOME TAXES

For federal income tax purposes, operations of the Fund are combined with those of First Variable Life, which is taxed as a life insurance company. First Variable Life anticipates no tax liability resulting from the operations of the Fund. Therefore, no provision for income taxes has been charged against the Fund.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     FIRST VARIABLE LIFE INSURANCE COMPANY -- FIRST VARIABLE ANNUITY FUND A

3.   INVESTMENTS

The following table presents selected data for investments in each of the Portfolios of the Trust and Federated at December 31, 1997:



                                                            NUMBER                            NET ASSET
                                                          OF SHARES            COST             VALUE
                                                   --------------------------------------------------------
Federated Prime Money Fund II                              943,160          $   943,160      $   943,160
Growth Portfolio                                           866,182           21,378,312       30,058,474
High Income Bond Portfolio                                  60,483              554,634          587,902
Multiple Strategies Portfolio                              196,793            1,834,901        2,078,242
Matrix Equity Portfolio                                     49,477              736,804          706,305
U.S. Government Bond Portfolio                             155,366            1,636,327        1,578,678
World Equity Portfolio                                      79,184            1,098,145        1,115,263
Growth & Income Portfolio                                   18,686              276,368          272,209
Small Cap Growth Portfolio                                  28,521              444,084          444,307
                                                   --------------------------------------------------------

Totals                                                   2,397,852          $28,902,735      $37,784,540
                                                   ========================================================


4.   VARIABLE ANNUITY CONTRACT OWNERS' EQUITY

Variable annuity contract owners' equity at December 31, 1997 consists of the following:


                                                                    ACCUMULATION UNIT
                                               ACCUMULATION UNITS         VALUE              EQUITY
                                              -------------------------------------------------------------
Federated Prime Money Fund II Division                  59,406             15.813            $   939,383
Growth Division                                        113,511            264.467             30,019,893
High Income Bond Division                               22,513             26.115                587,915
Multiple Strategies Division                            69,662             29.817              2,077,102
Matrix Equity Division                                  21,980             32.165                706,981
U.S. Government Bond Division                           74,326             21.240              1,578,677
World Equity Division                                   55,698             20.052              1,116,859
Growth & Income Division                                23,175             11.763                272,611
Small Cap Growth Division                               44,029             10.107                445,005
                                                                                           ---------------

Total                                                                                        $37,744,426
                                                                                           ===============

     FIRST VARIABLE LIFE INSURANCE COMPANY -- FIRST VARIABLE ANNUITY FUND A

5.   PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of Trust and Federated shares by the Fund during the year ended December 31, 1997 are shown below:


                                                 PURCHASES          SALES
                                         ------------------------------------
Federated Prime Money Fund II                  $1,502,709       $1,505,227
Growth Portfolio                                3,527,510        2,167,549
High Income Bond Portfolio                        293,953           41,640
Multiple Strategies Portfolio                     558,515          124,342
Matrix Equity Portfolio                           314,353           77,998
U.S. Government Bond Portfolio                    126,103          627,039
World Equity Portfolio                            424,430          182,547
Growth & Income Portfolio                         262,410           12,880
Small Cap Growth Portfolio                        323,419           26,064
                                         ------------------------------------

Totals                                         $7,333,402       $4,765,286
                                         ====================================


6.   EXPENSES

First Variable Life charges the Fund, based on the value of the Fund, at an annual rate of 0.6% for mortality risks and 0.4% for expense risks. Such charges totaled $352,970 for the year ended December 31, 1997.

7.   DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. First Variable Life believes that the Fund satisfies the current requirements of the regulations, and it intends that the Fund will continue to meet such requirements.

8.   PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

First Variable Capital Services, Inc., a wholly-owned subsidiary of First Variable Life, is principal underwriter and general distributor of the contracts issued through the Fund.

9.   YEAR 2000 ISSUES (UNAUDITED)

Like other investment funds and financial and business organizations around the world, the Fund could be adversely affected if the computer systems of First Variable Life and those of its service providers do not properly process and calculate date-related information and data from and after January 1, 2000. First Variable Life has completed an assessment of the Year 2000 impact on its systems, procedures, customers and business processes. At December 31, 1997, management of First Variable Life is satisfied that their main operating systems are Year 2000 compliant. First Variable Life is reviewing its general office systems and will be contacting its service providers during 1998. First Variable Life believes it will complete the Year 2000 project not later than December 31, 1998, which is prior to any anticipated impact on its operating systems.

     FIRST VARIABLE LIFE INSURANCE COMPANY -- FIRST VARIABLE ANNUITY FUND A

9.   YEAR 2000 ISSUES (unaudited) (continued)

The date on which First Variable Life believes it will complete the Year 2000 project is based on its management's best estimates. Although there can be no guarantee that these estimates will be achieved, its management does not at this time believe that actual results will differ materially from those anticipated. Specific factors that might cause such material differences would most likely result from First Variable Life's service providers.

                         REPORT OF INDEPENDENT AUDITORS



The Board of Directors and Stockholder
First Variable Life Insurance Company

We have audited the accompanying consolidated balance sheets of First Variable Life Insurance Company (the Company) as of December 31, 1997 and 1996, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of First Variable Life Insurance Company at December 31, 1997 and 1996, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with generally accepted accounting principles.



                                             /s/ Ernst & Young LLP


Boston, Massachusetts
February 6, 1998

                      First Variable Life Insurance Company

                           Consolidated Balance Sheets


                                                                       DECEMBER 31
                                                                 1997               1996
                                                              ------------------------------
ASSETS
Investments (Note 3):
  Fixed maturities-available-for-sale, at
    fair value (amortized cost:
    1997-$274,439,000; 1996-$278,305,000)                     $294,961,000      $294,195,000
  Option contracts                                               1,057,000            94,000
  Equity securities-available-for-sale, at
    fair value (cost: $684,000 in 1997 and 1996)                   825,000           691,000
  Policy loans                                                     267,000                --
                                                              ------------------------------
Total investments                                              297,110,000       294,980,000

Cash and cash equivalents                                        3,029,000         2,433,000
Accrued investment income                                        5,744,000         5,636,000
Deferred policy acquisition costs                                7,520,000         5,486,000
Value of insurance in force acquired (Note 4)                   16,939,000        19,494,000
Property and equipment, less allowances for depreciation
    of $773,000 in 1997 and $508,000 in 1996                       445,000           649,000
Goodwill, less accumulated amortization of $475,000
    in 1997 and $329,000 in 1996                                 2,448,000         2,594,000
Other assets                                                       732,000         2,273,000
Assets held in separate accounts                               219,807,000       176,306,000
                                                              ------------------------------


Total assets                                                  $553,774,000      $509,851,000
                                                              ==============================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits for annuity and life products        $233,988,000      $239,509,000
  Unearned revenue reserve                                         282,000            52,000
  Supplementary contracts without life contingencies            21,711,000        21,008,000
  Deferred income tax liability (Note 5)                         6,692,000         5,642,000
  Other liabilities                                              2,837,000           938,000
  Liabilities related to separate accounts                     219,807,000       176,306,000
                                                              ------------------------------
Total liabilities                                              485,317,000       443,455,000

Commitments and contingencies (Note 8)

Stockholder's equity:
  Capital stock, par value $1.00 per share-authorized
    3,500,000 shares, issued and outstanding
    2,500,000 shares                                             2,500,000         2,500,000
  Additional paid-in capital                                    53,104,000        53,104,000
  Net unrealized investment gains (Note 3)                       9,066,000         7,324,000
  Retained earnings                                              3,787,000         3,468,000
                                                              ------------------------------
Total stockholder's equity                                      68,457,000        66,396,000
                                                              ------------------------------

Total liabilities and stockholder's equity                    $553,774,000      $509,851,000
                                                              ==============================



See accompanying notes.

                      First Variable Life Insurance Company

                        Consolidated Statements of Income


                                                         YEAR ENDED DECEMBER 31
                                                  1997              1996               1995
                                               ---------------------------------------------
Revenues:
  Annuity and life product charges             $ 3,141,000      $ 2,408,000      $ 1,786,000
  Net investment income                         22,597,000       23,458,000       23,465,000
  Realized gains on investments                  1,227,000          972,000          900,000
  Other income                                   1,368,000        1,114,000          829,000
                                               ---------------------------------------------
Total revenues                                  28,333,000       27,952,000       26,980,000

Benefits and expenses:
  Annuity and life benefits                     14,856,000       16,336,000       16,694,000
  Underwriting, acquisition and insurance
     expenses                                    9,915,000        7,275,000        6,600,000
  Management fee paid to parent                    480,000          480,000          480,000
  Other expenses                                 2,610,000        1,421,000        1,269,000
                                               ---------------------------------------------
Total benefits and expenses                     27,861,000       25,512,000       25,043,000
                                               ---------------------------------------------
Income before income taxes                         472,000        2,440,000        1,937,000

Income taxes                                       153,000          836,000          666,000
                                               ---------------------------------------------

Net income                                     $   319,000      $ 1,604,000      $ 1,271,000
                                               =============================================



See accompanying notes.

                      First Variable Life Insurance Company

           Consolidated Statements of Changes in Stockholder's Equity

                                                                          NET
                                                                       UNREALIZED
                                                      ADDITIONAL       INVESTMENT                           TOTAL
                                       CAPITAL         PAID-IN           GAINS            RETAINED       STOCKHOLDER'S
                                        STOCK          CAPITAL          (LOSSES)          EARNINGS          EQUITY
                                     ---------------------------------------------------------------------------------

Balance at January 1, 1995           $2,500,000      $48,104,000       $(3,308,000)      $   593,000       $47,889,000
     Contribution from parent                --        5,000,000                --                --         5,000,000
     Net income for 1995                     --               --                --         1,271,000         1,271,000
     Change in net unrealized
        investment gains/losses              --               --        16,497,000                --        16,497,000
                                     ---------------------------------------------------------------------------------
Balance at December 31, 1995          2,500,000       53,104,000        13,189,000         1,864,000        70,657,000
     Net income for 1996                     --               --                --         1,604,000         1,604,000
     Change in net unrealized
        investment gains/losses              --               --        (5,865,000)               --        (5,865,000)
                                     ---------------------------------------------------------------------------------
Balance at December 31, 1996          2,500,000       53,104,000         7,324,000         3,468,000        66,396,000
     Net income for 1997                     --               --                --           319,000           319,000
     Change in net unrealized
        investment gains/losses              --               --         1,742,000                --         1,742,000
                                     ---------------------------------------------------------------------------------
Balance at December 31, 1997         $2,500,000      $53,104,000       $ 9,066,000       $ 3,787,000       $68,457,000
                                     =================================================================================


See accompanying notes.

                      First Variable Life Insurance Company

                      Consolidated Statements of Cash Flows


                                                                       YEAR ENDED DECEMBER 31
                                                              1997              1996            1995
                                                         -----------------------------------------------

OPERATING ACTIVITIES
Net income                                               $    319,000      $  1,604,000     $  1,271,000
Adjustments to reconcile net income to net
  cash provided by operating activities:
      Adjustments related to interest-sensitive
         products:
            Annuity benefits                               14,856,000        16,336,000       16,694,000
            Annuity product charges                        (3,141,000)       (2,408,000)      (1,786,000)
  Realized gains on investments                            (1,227,000)         (972,000)        (900,000)
  Policy acquisition costs deferred                        (3,208,000)       (2,800,000)      (3,693,000)
  Amortization of deferred policy acquisition costs           594,000           360,000          132,000
  Provision for depreciation and other amortization           937,000           524,000          481,000
  Provision for deferred income taxes                         153,000           836,000          666,000
  Other                                                     3,560,000        (1,949,000)      (6,765,000)
                                                         -----------------------------------------------
Net cash provided by operating activities                  12,843,000        11,531,000        6,100,000

INVESTING ACTIVITIES
Sale, maturity or repayment of investments:
  Fixed maturities-available-for-sale                      24,657,000        21,770,000       19,378,000
  Equity securities                                                --                --        1,807,000
                                                         -----------------------------------------------
                                                           24,657,000        21,770,000       21,185,000

Acquisition of investments:
  Fixed maturities-available-for-sale                     (19,142,000)       (7,517,000)     (74,567,000)
  Equity securities                                                --                --       (1,500,000)
  Option contracts                                           (963,000)          (94,000)              --
                                                         -----------------------------------------------
                                                          (20,105,000)       (7,611,000)     (76,067,000)

Policy loans and other                                       (267,000)         (193,000)        (252,000)
                                                         -----------------------------------------------

Net cash provided (used) by investing activities            4,285,000        13,966,000      (55,134,000)



                    First Variable Life Insurance Company

                                                                        YEAR ENDED DECEMBER 31
                                                              1997               1996               1995
                                                          --------------------------------------------------

FINANCING ACTIVITIES
Receipts from interest-sensitive products credited
   to policyholder account balances                       $ 64,181,000       $ 58,175,000       $ 67,063,000
Return of policyholder account balances on
   interest-sensitive products                             (80,713,000)       (86,824,000)       (72,196,000)
Contribution from parent                                          --                 --            5,000,000
                                                          --------------------------------------------------
Net cash used in financing activities                      (16,532,000)       (28,649,000)          (133,000)
                                                          --------------------------------------------------

Net increase (decrease) in cash and cash equivalents           596,000         (3,152,000)       (49,167,000)

Cash and cash equivalents at beginning of year               2,433,000          5,585,000         54,752,000
                                                          --------------------------------------------------

Cash and cash equivalents at end of year                  $  3,029,000       $  2,433,000       $  5,585,000
                                                          ==================================================





See accompanying notes.

                     First Variable Life Insurance Company
                   Notes to Consolidated Financial Statements
                               December 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF BUSINESS

First Variable Life Insurance Company (the Company), a life insurance company domiciled in the State of Arkansas, is a wholly-owned subsidiary of Irish Life of North America, Inc. (ILoNA), which is owned by Irish Life, plc (Irish Life) of Dublin, Ireland. The Company is licensed in 49 states and sells variable and fixed annuity products and variable universal life products through regional wholesalers and insurance brokers.

CONSOLIDATION

The consolidated financial statements include the Company and its wholly-owned subsidiaries, First Variable Advisory Services Corp. and First Variable Capital Services, Inc. All significant intercompany transactions have been eliminated.

INVESTMENTS

Fixed Maturities and Equity Securities

Fixed-maturity securities (bonds) may be categorized as "available-for-sale," "held for investment" or "trading." Fixed-maturity securities which may be sold are designated as "available-for-sale." Available-for-sale securities are reported at market value, and unrealized gains and losses on these securities are included directly in stockholder's equity, net of certain adjustments (see
Note 3). Fixed-maturity securities that the Company has the positive intent and ability to hold to maturity are designated as "held-for-investment." Held-for-investment securities are reported at cost adjusted for amortization of premiums and discounts. Changes in the market value of these securities, except for declines that are other than temporary, are not reflected in the Company's financial statements. Securities that are bought and held principally for the purpose of selling them in the near term are designated as "trading securities." Unrealized gains and losses on trading securities are included in current earnings. At December 31, 1997 and 1996, all of the Company's fixed-maturity securities are designated as available-for-sale, although the Company is not precluded from designating fixed-maturity securities as held-for-investment or trading at some future date.

                     First Variable Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Option contracts are carried at unamortized premium paid for the contract adjusted for increases in their intrinsic value from increases in the S&P 500 index.

Policy loans are carried at unpaid principal balances.

Premiums and discounts on investments are amortized/accrued using methods which result in a constant yield over the securities' expected lives.
Amortization/accrual of premiums and discounts on mortgage and asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

Equity securities (common stocks) are designated as available for sale and are reported at fair value. The change in unrealized gain and loss of equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity.

REALIZED GAINS AND LOSSES ON INVESTMENTS

The carrying values of all the Company's investments are reviewed on an ongoing basis for credit deterioration, and if this review indicates a decline in market value that is other than temporary, the Company's carrying value in the investment is reduced to its estimated realizable value (the sum of the estimated nondiscounted cash flows) and a specific write-down is taken. Such reductions in carrying value are recognized as realized losses and charged to income. Realized gains and losses on sales are determined on the basis of specific identification of investments. If the Company expects that an issuer of a security will modify its payment pattern from contractual terms but no write-down is required, future investment income is recognized at the rate implicit in the calculation of net realizable value under the expected payment pattern.

CASH AND CASH EQUIVALENTS

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

                     First Variable Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED POLICY ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE ACQUIRED

To the extent recoverable from future policy revenues and gross profits, certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, have been deferred. The value of insurance in force acquired is an asset that arose at the date the Company was acquired by ILoNA. The initial value was determined by an actuarial study using expected future gross profits as a measurement of the net present value of the insurance acquired. Interest accrues on the current unamortized balance at 7%.

For variable universal life insurance and investment products, these costs are being amortized generally in proportion to expected gross profits from surrender charges and investment, mortality and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains and losses) to be realized from a group of products are revised.

PROPERTY AND EQUIPMENT

Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily using the straight-line method over the estimated useful lives of the assets.

GOODWILL

Goodwill represents the excess of the fair value of assets exchanged over the net assets acquired. Goodwill is being amortized on a straight-line basis over a period of twenty years.

The carrying value of goodwill is regularly reviewed for indications of impairment in value which, in the view of management, are other than temporary. If facts and circumstances suggest that goodwill is impaired, the Company assesses the fair value of the underlying business and reduces goodwill to an amount that results in the book value of the underlying business approximating fair value. The Company has not recorded any such write-downs during the periods ended December 31, 1997, 1996 or 1995.

                     First Variable Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FUTURE POLICY BENEFITS

Future policy benefit reserves for annuity and variable universal life products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances. Interest crediting rates for annuity products ranged from 4.5% to 6.5% in 1997 and 1996, and 4.5% to 6.8% in 1995.

DEFERRED INCOME TAXES

Deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the related asset or liability from period to period.

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered, principally for the benefit of certain policyholders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of income.

RECOGNITION OF PREMIUM REVENUES AND COSTS

Revenues for annuity and variable universal life products consist of policy charges for the cost of insurance, administration charges and surrender charges assessed against policyholder account balances during the period. Expenses related to these products include interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances.

                     First Variable Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Approximately 42%, 68% and 49% of the direct business written (as measured by premiums received) during the periods ended December 31, 1997, 1996 and 1995, respectively, were written through three wholesalers. The Company's management believes that other broker/dealers could generate the same level of sales on comparable terms. Direct premiums are not concentrated in any geographical area.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of deferred policy acquisition costs, policyholder liabilities and accruals, postretirement benefits, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the consolidated financial statements.

ACCOUNTING PRONOUNCEMENTS

In June 1997, the FASB issued Statement No. 130, "Reporting Comprehensive Income" (SFAS 130), which is effective for years beginning after December 15, 1997. SFAS 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. SFAS 130 will require that enterprises (a) classify items of other comprehensive income by their nature in a financial statement and (b) display the accumulated balance of other comprehensive income separately from retained earnings and additional paid-in capital in the equity section of the balance sheet. SFAS 130 will not have any impact on the Company's consolidated results of operations, financial position or cash flows.

                     First Variable Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

2. FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards (SFAS) No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the consolidated balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 also excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented herein are limited by each of these factors and do not purport to represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

       Fixed-Maturity Securities: Fair values for fixed-maturity securities have been determined by the Company's outside investment manager and are based on quoted market prices, when available, or price matrices for securities which are not actively traded, developed using yield data and other factors relating to instruments or securities with similar characteristics.

       Option Contracts: The fair values for option contracts are based on settlement values, quoted market prices of comparable instruments and fees currently charged to enter into similar loans offered to borrowers with similar credit ratings. Similar characteristics are aggregated for the purposes of the calculations.

       Equity Securities: The fair values for equity securities are based on quoted market prices.

       Policy Loans and Other Loans Receivable: The Company has not determined the fair values associated with its policy loans and other loans receivable as management believes any differences between the Company's carrying value and the fair values afforded these instruments are immaterial to the Company's financial position and, accordingly, the cost to provide such disclosure would exceed the benefit derived. At December 31, 1997, the interest rate related to the outstanding policy loans is 5%.

                     First Variable Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

       Cash and Cash Equivalents: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

       Assets and Liabilities of Separate Accounts: Separate account assets and liabilities are reported at estimated fair value in the Company's consolidated balance sheets.

       Future Policy Benefits for Annuity and Life Products and Supplementary Contracts Without Life Contingencies: Fair values of the Company's liabilities under contracts not involving significant mortality or morbidity risks (principally deferred annuities) are stated at the cost the Company would incur to extinguish the liability; i.e., the cash surrender value. The Company is not required to and has not estimated fair value of its liabilities under other contracts.

The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of SFAS No. 107 at December 31, 1997 and 1996:

                                                  1997                                      1996
                                     ------------------------------            ------------------------------
                                      CARRYING                                  CARRYING
                                        VALUE           FAIR VALUE                VALUE           FAIR VALUE
                                     -----------        -----------            -----------        -----------
ASSETS
Fixed maturities-
 available-for-sale                 $294,961,000       $294,961,000          $294,195,000        $294,195,000
Option contracts                       1,057,000          1,057,000                94,000              94,000
Equity securities                        825,000            825,000               691,000             691,000
Policy loans                             267,000            267,000                    --                  --
Cash and cash equivalents              3,029,000          3,029,000             2,433,000           2,433,000
Assets held in separate
 accounts                            219,807,000        219,807,000           176,306,000         176,306,000

LIABILITIES
Future policy benefits for
 annuity and life products           233,988,000        233,988,000            239,509,000        239,562,000
Supplementary contracts
 without life
 contingencies                        21,711,000         21,711,000             21,008,000         21,008,000
Liabilities related to
 separate accounts                   219,807,000        219,807,000            176,306,000        176,306,000


                     First Variable Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

3. INVESTMENT OPERATIONS

FIXED MATURITIES AND EQUITY SECURITIES

The following tables contain amortized cost and market value information on fixed maturities (bonds) and equity securities (common stocks) at December 31, 1997 and 1996:

                                                                     GROSS          GROSS
                                                  AMORTIZED        UNREALIZED    UNREALIZED          ESTIMATED
                                                     COST             GAINS        LOSSES           MARKET VALUE
                                                 ---------------------------------------------------------------
DECEMBER 31, 1997
Fixed maturities-available-for-sale:
    United States Government and agencies:
       Mortgage and asset-backed securities      $ 24,133,000      $   730,000      $(283,000)      $ 24,580,000
       Other                                       23,546,000        1,391,000       (138,000)        24,799,000
    State, municipal and other governments          3,991,000          250,000           --            4,241,000
    Public utilities                               69,972,000        8,299,000       (303,000)        77,968,000
    Industrial and miscellaneous                  152,797,000       10,758,000       (182,000)       163,373,000
                                                 ---------------------------------------------------------------

Total fixed maturities-available-for-sale        $274,439,000      $21,428,000      $(906,000)      $294,961,000
                                                 ===============================================================

 Equity securities                               $    684,000      $   141,000      $    --         $    825,000
                                                 ===============================================================

DECEMBER 31, 1996
Fixed maturities-available-for-sale:
    United States Government and agencies:
       Mortgage and asset-backed securities      $ 25,641,000      $ 1,315,000      $(105,000)      $ 26,851,000
       Other                                       22,483,000        1,109,000        (20,000)        23,572,000
    State, municipal and other governments          3,994,000          270,000           --            4,264,000
    Public utilities                               81,053,000        6,224,000        (44,000)        87,233,000
    Industrial and miscellaneous                  145,134,000        7,406,000       (265,000)       152,275,000
                                                 ---------------------------------------------------------------

Total fixed maturities-available-for-sale        $278,305,000      $16,324,000      $(434,000)      $294,195,000
                                                 ===============================================================

Equity securities                                $    684,000      $     7,000      $    --         $    691,000
                                                 ===============================================================


                     First Variable Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

3. Investment Operations (continued)

The amortized cost and estimated market value of the Company's portfolio of fixed-maturity securities at December31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                                    ESTIMATED
                                                                      MARKET
                                              AMORTIZED COST          VALUE
                                              -------------------------------

Due in one year or less                       $  4,969,000       $  4,999,000
Due after one year through five years           71,798,000         74,535,000
Due after five years through ten years          97,448,000        104,134,000
Due after ten years                             76,091,000         86,713,000
Mortgage and asset-backed securities            24,133,000         24,580,000
                                              -------------------------------
                                              $274,439,000       $294,961,000
                                              ===============================



The unrealized gain or loss on fixed-maturity and equity securities available-for-sale is reported as a separate component of stockholder's equity, reduced by adjustments to deferred policy acquisition costs and value of insurance in force acquired that would have been required as a charge or credit to income had such amounts been realized and a provision for deferred income taxes. Net unrealized investment gains (losses) as reported were comprised of the following:


                                                                            DECEMBER 31
                                                                        1997           1996
                                                                     --------------------------
Unrealized appreciation on fixed-maturity and equity
   securities available-for-sale                                     $20,663,000    $15,897,000
Adjustments for assumed changes in amortization pattern of:
   Deferred policy acquisition costs                                  (1,780,000)    (1,200,000)
   Value of insurance in force acquired                               (5,157,000)    (3,600,000)
Provision for deferred income tax benefit                             (4,660,000)    (3,773,000)
                                                                     --------------------------

Net unrealized investment gains                                      $ 9,066,000    $ 7,324,000
                                                                     ==========================


                     First Variable Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

3. INVESTMENT OPERATIONS (CONTINUED)

NET INVESTMENT INCOME

Components of net investment income are as follows:


                                                           YEAR ENDED DECEMBER 31
                                                  1997            1996              1995
                                               ---------------------------------------------
Income from:
    Fixed maturities-available-for-sale        $22,183,000       $23,364,000       $22,635,000
Cash and cash equivalents                          225,000           288,000         1,051,000
Option contracts                                   474,000                --                --
                                                 ---------------------------------------------
                                                22,882,000        23,652,000        23,686,000

Less investment expenses                          (285,000)         (194,000)         (221,000)
                                               -----------------------------------------------

Net investment income                          $22,597,000       $23,458,000       $23,465,000
                                               ===============================================


REALIZED AND UNREALIZED GAINS AND LOSSES

Realized gains (losses) and the change in unrealized gain (loss) on investments are summarized below:

                                                           YEAR ENDED DECEMBER 31
                                                   1997             1996              1995
                                                 ---------------------------------------------
REALIZED
Fixed maturities-available-for-sale             $1,227,000      $    972,000       $   593,000
Equity securities                                       --                --           307,000
                                                ----------------------------------------------

Realized gains on investments                   $1,227,000      $    972,000       $   900,000

UNREALIZED
Fixed maturities-available-for-sale             $4,632,000      $(12,756,000)      $33,437,000
Equity securities                                  134,000           369,000          (133,000)
                                                ----------------------------------------------
Change in unrealized
  appreciation/depreciation of investments      $4,766,000      $(12,387,000)      $33,304,000
                                                ==============================================



                     First Variable Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

3. INVESTMENT OPERATIONS (CONTINUED)

An analysis of sales, maturities and principal repayments of the Company's fixed maturities portfolio (all classified as available-for-sale) for the periods ended December 3l, 1997, 1996 and 1995 is as follows:

                                                               GROSS          GROSS
                                          AMORTIZED          REALIZED        REALIZED
                                             COST              GAINS          LOSSES            PROCEEDS
                                          ----------------------------------------------------------------
Year ended December 31, 1997
Scheduled principal repayments
 and calls                                $11,636,000        $ 447,000              --         $12,083,000
Sales                                      11,795,000          851,000       $ (72,000)         12,574,000
                                          ----------------------------------------------------------------

Total                                     $23,431,000       $1,298,000       $ (72,000)        $24,657,000
                                          ================================================================

Year ended December 31, 1996
Scheduled principal repayments
 and calls                                $13,416,000        $ 329,000        $ (8,000)        $13,737,000
Sales                                       7,382,000          715,000         (64,000)          8,033,000
                                          ----------------------------------------------------------------

Total                                     $20,798,000       $1,044,000       $ (72,000)        $21,770,000
                                          ================================================================

December 31, 1995
Scheduled principal repayments
 and ca!Is                                $ 6,448,000        $ 117,000       $ (38,000)        $ 6,527,000
Sales                                      12,337,000          635,000        (121,000)         12,851,000
                                          ----------------------------------------------------------------

Total                                     $18,785,000        $ 752,000       $(159,000)        $19,378,000
                                          ================================================================


Income taxes during the periods ended December 31, 1997, 1996 and 1995 include a provision of $416,000, $331,000 and $306,000, respectively, for the tax effect of realized gains.

                     First Variable Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

3. INVESTMENT OPERATIONS (CONTINUED)

OTHER

At December 31, 1997, fixed maturities with a carrying value of $8,281,000 were held on deposit with state agencies to meet regulatory requirements.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States Government) exceeded 10% of stockholder's equity at December 3l, 1997.

The Company has acquired call option contracts relating to its equity-indexed annuity product to hedge increases in the S&P 500 index. The options are purchased concurrently with the issuance of these annuity contracts and expire, if not utilized, at the end of the annuities' term. The Company pays, at the beginning of the option contract, a premium for transferring the risk of unfavorable changes in the S&P 500 index. The carrying value of the option contracts is based upon the unamortized premium paid for the contract adjusted for increases in its intrinsic value from increases in the S&P 500 index. The carrying value of these contracts was $1,057,000 and $94,000 at December 31, 1997 and 1996, respectively.

CONCENTRATIONS OF CREDIT RISK

The Company's investment in public utility bonds at December 31, 1997 represents 26% of total investments and 14% of total assets. The holdings of public utility bonds are widely diversified and all issues met the Company's investment policies and credit standards when purchased.

                     First Variable Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

4. VALUE OF INSURANCE IN FORCE ACQUIRED

The value of insurance in force acquired is an asset that represents the present value of future profits on business acquired. An analysis of the value of insurance in force acquired for the periods ended December 31, 1997 and 1996 is as follows:


                                                                 YEAR ENDED DECEMBER 31
                                                                 1997              1996
                                                             -----------------------------

Excluding impact on net unrealized investment gains
  and losses:
     Balance at beginning of period                          $23,094,000       $23,833,000
     Accretion of interest during the period                   1,582,000         1,642,000
     Amortization of asset                                    (2,580,000)       (2,381,000)
                                                             -----------------------------
Balance prior to impact of net unrealized investment
  gains and losses                                            22,096,000        23,094,000
Offset against net unrealized investment gains and
  losses                                                      (5,157,000)       (3,600,000)
                                                             -----------------------------

Balance at end of period                                     $16,939,000       $19,494,000
                                                             =============================


Amortization of the value of insurance in force acquired for the next five years ending December 31 is expected to be as follows: 1998-$1,113,000;
1999-$1,280,000; 2000-$1,430,000; 2001-$1,384,000 and 2002-$1,340,000.

5. FEDERAL INCOME TAXES

The Company and its subsidiaries each file separate federal income tax returns. Deferred income taxes have been established by the Company and its subsidiaries based upon the temporary differences, the reversal of which will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled, within each entity.

                     First Variable Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

5. FEDERAL INCOME TAXES (CONTINUED)

Income tax expenses (credits) are included in the consolidated financial statements as follows:

                                                            YEAR ENDED DECEMBER 31
                                                   1997              1996             1995
                                                ---------------------------------------------
Taxes provided in consolidated
   statements of income on income
   before income taxes-deferred                 $  153,000       $   836,000       $  666,000
                                                ---------------------------------------------
                                                   153,000           836,000          666,000
Taxes provided in consolidated
   statements of changes in
   stockholder's equity:
      Amounts attributable to change in
         net unrealized investment
         gains/losses during year-deferred         897,000        (3,022,000)       8,499,000
                                                ---------------------------------------------
                                                $1,050,000       $(2,186,000)      $9,165,000
                                                =============================================


The effective tax rate on income before income taxes is different from the prevailing federal income tax rate as follows:



                                                         YEAR ENDED DECEMBER 31
                                                   1997            1996          1995
                                                ------------------------------------------

Income before income taxes                      $ 472,000       $2,440,000      $1,937,000
                                                ==========================================

Income tax at federal statutory rate (34%)      $ 160,000       $  830,000      $  659,000
Tax effect (decrease) off:
Other                                              (7,000)           6,000           7,000
                                                ------------------------------------------

Income tax expense                              $ 153,000       $  836,000      $  666,000
                                                ==========================================

                     First Variable Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

5. FEDERAL INCOME TAXES (CONTINUED)

The tax effect of temporary differences giving rise to the Company's deferred income tax assets and liabilities at December 3l, 1997 and 1996 is as follows:

                                                       DECEMBER 31
                                                 1997               1996
                                             ------------------------------
Deferred tax assets:
   Future policy benefits                    $  1,969,000       $ 1,524,000
   Operating loss carryforwards                 2,590,000         2,245,000
   Other                                          124,000            20,000
                                             ------------------------------
                                                4,683,000         3,789,000

Deferred tax liabilities:
   Fixed-maturity and equity securities        (5,946,000)       (4,702,000)
   Deferred policy acquisition costs           (2,523,000)       (1,908,000)
   Value of insurance in force acquired        (2,533,000)       (2,453,000)
   Other                                         (373,000)         (368,000)
                                             ------------------------------
                                              (11,375,000)       (9,431,000)
                                             ------------------------------

Deferred income tax liability                $ (6,692,000)      $(5,642,000)
                                             ==============================


The Company has federal net operating loss carryforwards reportable on its federal tax return aggregating $7,619,000 at December 31, 1997 which expire from 2009 to 2012.

6. RETIREMENT AND COMPENSATION PLANS

Substantially all full-time employees of the Company are covered by a non-contributory defined benefit pension plan sponsored by ILoNA. The benefits are based on years of service and the employee's compensation. In addition, effective January 1, 1996, ILoNA adopted a nonqualified supplemental plan to provide benefits in excess of limitations established by the Internal Revenue Code. The Company records its required contributions as pension expense related to these plans. There were no material contributions to the plan during the periods ended December 31, 1997, 1996 or 1995.

                     First Variable Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6. RETIREMENT AND COMPENSATION PLANS (CONTINUED)

Employees of the Company also are eligible to participate in a contributory defined contribution plan sponsored by ILoNA which is qualified under section 401(k) of the Internal Revenue Code. The plan covers substantially all full-time employees of the Company. Employees can contribute up to 15% of their annual salary (with a maximum contribution of $9,500 in 1997) to the plan. The Company contributes an additional amount, subject to limitations, based on the voluntary contribution of the employee. Further, the plan provides for additional employer contributions based on the discretion of the Board of Directors of ILoNA. Pension expense related to this plan was $37,000, $27,000 and $24,000 for the periods ended December 31, 1997, 1996 and 1995, respectively.

The Company also has certain other benefit and incentive plans. These plans are considered immaterial to the consolidated financial statements.

7. STOCKHOLDER'S EQUITY

STATUTORY LIMITATIONS ON DIVIDENDS

The ability of the Company to pay dividends to ILoNA is restricted because prior approval of insurance regulatory authorities is normally required for payment of dividends to the stockholder which exceed an annual limitation. During 1998, this annual limitation aggregates $3,360,000; however, pursuant to a directive received from the Arkansas Insurance Department in 1991, any proposed payment of a dividend currently requires its approval. Also, the amount ($34,900,000 at December 31, 1997) by which stockholder's equity stated in conformity with generally accepted accounting principles exceeds statutory capital and surplus as reported is restricted and cannot be distributed.

STATUTORY ACCOUNTING POLICIES

The financial statements of the Company included herein differ from related statutory-basis financial statements principally as follows: (a) the bond portfolio is designated as available-for-sale and carried at fair value rather than generally being carried at amortized cost; (b) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (c) future policy benefit reserves on certain annuity products are based on full account values, rather than

                     First Variable Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

7. STOCKHOLDER'S EQUITY (CONTINUED)

discounting methodologies utilizing statutory interest rates; (d) deferred income taxes are provided for the differences between the financial statement and income tax bases of assets and liabilities; (e) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized as gains or losses in the consolidated statements of income when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (f) declines in the estimated realizable value of investments are charged to the consolidated statements of income for declines in value, when such declines in value are judged to be other than temporary rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (g) agents' balances and certain other assets designated as "nonadmitted assets" for statutory purposes are reported as assets rather than being charged to surplus; (h) revenues for annuity products consist of policy charges for the cost of insurance, policy administration charges and surrender charges assessed rather than premiums received; (i) pension expense is recognized in accordance with SFAS No. 87, Employers' Accounting for Pensions, rather than in accordance with rules and regulations permitted by the Employee Retirement Income Security Act of 1974; (j) the financial statements of subsidiaries are consolidated with those of the Company and (k) assets and liabilities are restated to fair values when a change in ownership occurs that is accounted for as a purchase, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

Net loss for the Company, as determined in accordance with statutory accounting practices, was $1,240,000, $1,507,000 and $1,460,000 for the years ended
December 31, 1997, 1996 and 1995, respectively. Total statutory capital and surplus was $33,556,000 at December 31, 1997 and $33,096,000 at December 31, 1996.

The National Association of Insurance Commissioners currently is in the process of codifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. That project, which is expected to be completed in 1998, will likely change, to some extent, statutory accounting practices. The codification may result in changes to the permitted or prescribed accounting practices that the Company uses to prepare its statutory-basis Financial statements.

                     First Variable Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8. COMMITMENTS AND CONTINGENCIES

The Company leases its home office space and certain other equipment under operating leases which expire through 2001. During the periods ended
December 31, 1997, 1996 and 1995, rent expense totaled $228,000, $206,000 and
$419,000, respectively. At December 31, 1997, minimum rental payments due under all noncancelable operating leases with initial terms of one year or more are:

     Year ending December 31:

              1998                                                 $230,000
              1999                                                  238,000
              2000                                                  241,000
              2001                                                   61,000
                                                                   --------

                                                                   $770,000
                                                                   ========

The Company is involved in litigation where amounts are alleged that are substantially in excess of contractual policy benefits or certain other agreements. Management and its legal counsel do not believe any of these claims will result in a material loss to the Company.

Assessments are, from time to time, levied on the Company by life and health guaranty associations in most states in which the Company is licensed to cover losses of policyholders of insolvent or rehabilitated companies. In some states, these assessments can be partially recovered through a reduction in future premium taxes. Assessments have not been material to the Company's financial statements in the past. However, the economy and other factors have caused a number of failures of substantially larger companies since that time. At December 31, 1997 and 1996, the Company has accrued $0 and $180,000, respectively, for guaranty fund assessments based on its historical experience and information available from those making guaranty fund assessments.

9. RELOCATION OF COMPANY

In December 1997, management decided to relocate the operations of the Company from Boston to Illinois. As a result, at December 31, 1997, the Company accrued a liability of $1,200,000, which relates to benefits for involuntarily terminated employees, and certain other costs, including office and other lease cancellations and write-down of furniture and equipment. The relocation is expected to be completed by June 1998.

                     First Variable Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

10. YEAR 2000 ISSUES (UNAUDITED)

Like other financial and business organizations around the world, the Company could be adversely affected if its computer systems and those of its service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Company has completed an assessment of the Year 2000 impact on its systems, procedures, customers and business processes. At December 31, 1997, management is satisfied that their main operating systems are Year 2000 compliant. The Company is reviewing its general office systems and will be contacting its service providers during 1998. The Company believes it will complete the Year 2000 project not later than December 31, 1998, which is prior to any anticipated impact on its operating systems.

The date on which the Company believes it will complete the Year 2000 project is based on management's best estimates. Although there can be no guarantee that these estimates will be achieved, management does not at this time believe that actual results will differ materially from those anticipated. Specific factors that might cause such material differences would most likely result from the Company's service providers.

                                     PART C

                          FIRST VARIABLE ANNUITY FUND A

                                     PART C

ITEM 24.    LIST OF ALL FINANCIAL STATEMENTS AND EXHIBITS

a)    Financial Statements

      The following financial statements of Fund A are contained in Part B hereof:

      1.    Report of Independent Auditors.

      2.    Statement of Assets, Liabilities and Contract Owners' Equity.

      3.    Statement of Operations.

      4.    Statements of Changes in Contract Owners' Equity.

      5.    Notes to Financial Statements.

      The following financial statements of the Company are included in Part B hereof:

      1.    Report of Independent Auditors.

      2.    Consolidated Balance Sheets.

      3.    Consolidated Statements of Income.

      4.    Consolidated Statements of Changes in Stockholder's Equity

      5.    Consolidated Statements of Cash Flows.

      6.    Notes to Consolidated Financial Statements.

(b)  EXHIBITS

      1. Resolution of Board of Directors for the Company authorizing the establishment of the Separate Account *

      2.    Not Applicable

      3(a). Underwriting Agreement * *

       (b). Broker-Dealer Agreement * *

      4.    Individual Flexible Purchase Payment Deferred Variable Annuity
            Contract *

      5.    Application for Variable Annuity *

PART C
ITEM 24 (b) (continued)

      6(a). Articles of Incorporation of First Variable Life Insurance
            Company***

      (b).  By-laws of First Variable Life Insurance Company**

      7.    Not Applicable

      8(a). Form of Fund Participation Agreement with Variable Investors
            Series Trust #

      (b).  Form of Fund Participation Agreement with Federated Insurance
            Series#

      9(a). Consent of Arnold R. Bergman, Vice President, Genera Counsel and Secretary, First Variable Life Insurance Company*

      (b).  Consent of Blazzard, Grodd & Hasenauer *

      10.   Consent of Ernst & Young LLP, Independent Auditors *

      11.   Not Applicable

      12.   Not Applicable

      13.   Calculation of Performance Information *

      14.   Not Applicable

      15. Powers of Attorney # # - of the following individuals appointing John M. Soukup or Arnold R. Bergman their attorney-in-fact to act for them in their capacities as Directors of the Company or otherwise, to do all things necessary to comply with the provisions and intent of the Securities Act of 1933 and the Investment Company Act of 1940 with respect to variable life insurance policies and variable annuity contracts:

            Ronald M. Butkiewicz    Shane W. Gleeson        Kenneth R. Meyer
            Michael J. Corey        T. David Kingston       Philip R. O'Connor
            Michael R. Ferrari      Jeff S. Liebmann        Stephen Shone

----------

*     Filed herewith.

** Incorporated by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of First Variable Life Insurance Company Separate Account VL, filed electronically with the Securities and Exchange Commission on November 15, 1996 (File No. 333-05053).

*** Incorporated by reference to the Post-Effective Amendment No. 4 to the Form N-4 Registration Statement of First Variable Life Insurance Company Annuity Fund E, filed electronically with the Securities and Exchange Commission on or about April 27, 1998 (File Nos. 33-86738, 811-4092).

# Incorporated by reference to the Form N-4 Registration Statement of First Variable Life Insurance Company Annuity Fund E, filed electronically with the Securities and Exchange Commission on September 14, 1996 (File Nos. 333-12197, 811-4092).

## Incorporated by reference to the Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of First Variable Life Insurance Company Separate Account VL, filed electronically with the Securities and Exchange Commission on or about April 27, 1998 (Registration No. 333-19193).

ITEM 25.    OFFICERS AND DIRECTORS OF DEPOSITOR

The following are the Officers and Directors of the Company.

Name and Principal                    Positions and Offices with the
Business Address                      Depositor
----------------                      ---------

Ronald M. Butkiewicz                  Chairman and Director
2211 York Road, Suite 202
Oak Brook, IL  60523

John M. Soukup                        President and Director
2122 York Road
Oak Brook, IL  60523

Michael J. Corey                      Director
401 East Host Drive
Lake Geneva, WI  53147

Michael R. Ferrari                    Director
25th & University Avenue
Des Moines, IA  50311

Shane W. Gleeson                      Director
2211 York Road
Oak Brook, IL  60523

Stephan Shone                         Director
Lower Abbey Street
Dublin 1, Ireland

T. David Kingston                     Director
Lower Abbey Street
Dublin 1, Ireland

Jeff S. Liebmann                      Director
1301 Avenue of the Americas
New York, NY  10019

Kenneth R. Meyer                      Director
200 South Wacker Drive,
Suite 2100
Chicago, IL  60606

Philip R. O'Connor                    Director
111 West Washington, Suite 1247
Chicago, IL  60602

Norman A. Fair                        Director
2211 York Road, Suite 202
Oak Brook, IL  60523

Arnold R. Bergman                     Vice President, General
2122 York Road                        Counsel and Secretary
Oak Brook, IL  60523

Christopher Harden                    Vice President and Treasurer
2122 York Road
Oak Brook, IL  60523

Martin Sheerin                        Vice President and Chief Actuary
2122 York Road
Oak Brook, IL  60523

Thomas Gualdoni                       Vice President - Sales
2122 York Road
Oak Brook, IL  60523

Constance Graves                      Assistant Vice President and Assistant
10 Post Office Square                 Controller
Boston, MA  02109

ITEM 26.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
            WITH THE DEPOSITOR OR REGISTRANT.

Incorporated by reference to the Post-Effective Amendment No. 4 to the Form N-4 Registration Statement of FirstVariable Life Insurance Company Annuity Fund E as filed electronically with the Securities and Exchange Commission on or about April 27, 1998. (File Nos. 33-86738 and 811-4092).

ITEM 27.    NUMBER OF CONTRACT OWNERS

As of March 31, 1998, there were no Owners of Non-Qualified Contracts and 275 Owners of Qualified Contracts.

ITEM 28.    INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors and officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Art and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITER

(a) First Variable Capital Services, Inc. ("FVCS") is the principal underwriter for the Contracts and for the following investment companies:

First Variable Annuity Fund E
First Variable Life Insurance Company Separate Account VL

(b) The following persons are directors and officers of FVCS:

NAME AND PRINCIPAL BUSINESS ADDRESS       POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------       --------------------------------------

Norman A. Fair                            Director
2211 York Road, Suite 202
Oak Brook, IL  60523

John M. Soukup                            President and Director

2122 York Road
Oak Brook, IL  60523

Arnold R. Bergman                         Secretary and Director
2122 York Road
Oak Brook, IL  60523

Constance Graves                          Assistant Treasurer
10 Post Office Square
Boston, MA 02109

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

Christopher Harden and Arnold R. Bergman, who are located at 2122 York Road, Oak Brook, IL 60523, maintain physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.    MANAGEMENT SERVICES

Not Applicable.

ITEM 32.    UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written oral request.

(d) In accordance with section 26(e) of the Investment Company Act of 1940, First Variable Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in this Registration Statement on Form N-4, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Variable Life Insurance Company.

                               REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b) (11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant understanding of (1) the restriction on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts, on this 29th day of April, 1998.

                              FIRST VARIABLE ANNUITY FUND A
                              (Registrant)

                       By:    FIRST VARIABLE LIFE INSURANCE COMPANY
                              (Depositor)

                       By:    /s/ John M. Soukup
                              ------------------------------------
                              John M. Soukup, President

                              FIRST VARIABLE LIFE INSURANCE COMPANY
                              (Depositor)

                       By:    John M. Soukup
                              ------------------------------------
                              John M. Soukup, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURE                         TITLE                     DATE
         ---------                         -----                     ----


/s/ Ronald M. Butkiewicz*         Chairman & Director           April 29, 1997
---------------------------
Ronald M. Butkiewicz


/s/ Michael J. Corey*             Director                      April 29, 1997
---------------------------
Michael J. Corey


/s/ Michael R. Ferrari*           Director                      April 29, 1997
---------------------------
Michael R. Ferrari


/s/ Shane W. Gleeson*             Director                      April 29, 1997
---------------------------
Shane W. Gleeson


/s/ Stephen Shone*                Director                      April 29, 1997
---------------------------
Stephen Shone


/s/ John M. Soukup                President and Director        April 29, 1997
---------------------------
John M. Soukup


/s/ T. David Kingston*            Director                      April 29, 1997
---------------------------
T. David Kingston


/s/ Jeff S. Liebmann*             Director                      April 29, 1997
---------------------------
Jeff S. Liebmann


/s/ Kenneth R. Meyer*             Director                      April 29, 1997
---------------------------
Kenneth R. Meyer


/s/ Philip R. O'Connor*           Director                      April 29, 1997
---------------------------
Philip R. O'Connor


/s/ Norman A. Fair                Director and Principle        April 29, 1997
---------------------------       Accounting Officer
Norman A. Fair


                                  *By Power of Attorney
                                  /s/ Arnold R. Bergman
                                  ------------------------
                                  Arnold R. Bergman

                                INDEX TO EXHIBITS

EXHIBIT NO.

EX-99.B1 Resolution of Board of Directors for the Company authorizing the establishment of the Separate Account

EX-99.B4                Individual Flexible Purchase Payment Deferred Variable
                        Annuity Contract

EX-99.B5                Application for Variable Annuity

EX-99.B9(a)             Consent of Arnold R. Bergman, Vice President, General
                        Counsel and Secretary, First Variable Life Insurance
                        Company

EX-99.B9(b)             Consent of Blazzard, Grodd & Hasenauer, P.C.

EX-99.B10.              Consent of Ernst & Young LLP, Independent Auditors

EX-99.B13.              Calculation of Performance Information